UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-05476

LORD ABBETT GLOBAL FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2011

Item 1:	Report(s) to Shareholders.

2011

LORD ABBETT

ANNUAL

REPORT

Lord Abbett

Emerging Markets Currency Fund*

Global Allocation Fund

For the fiscal year ended December 31, 2011

* Formerly known as Developing Local Markets Fund

Lord Abbett Global Fund

Lord Abbett Emerging Markets Currency Fund and

Lord Abbett Global Allocation Fund

Annual Report

For the fiscal year ended December 31, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of the Funds for the fiscal year ended December 31, 2011. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Funds, please visit our Website at www.lordabbett.com, where you also can access the quarterly commentaries that provide updates on each Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

For the fiscal year ended December 31, 2011, the Fund returned -5.87%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the JPMorgan Emerging Local Markets Index Plus (ELMI+),1 which returned -5.20% over the same period.

Global markets were especially volatile during the 12-month period, triggered by concerns about the fiscal health of the eurozone. Confidence in the markets waned as the sovereign debt crisis in Europe persisted and fears of a double-dip recession in the United States and Europe increased toward the end of the summer. Consequently, a flight to quality resulted in outflows from the emerging markets. In response to inflation concerns, several emerging market countries around the world hiked interest rates during the first half of the year. However, a switch toward monetary easing occurred in the second half of the 12-month period, as growth became a primary concern over inflation. As the relative interest rate differential between most emerging markets and the United States fell, emerging market currencies weakened.

Detracting from Fund performance were the overweights in the Turkish lira and Indian rupee, which suffered due to perceived policy mistakes and large external financing requirements. During the first half of the period, the central bank of Turkey kept interest rate levels low, despite rapid credit growth and encouraged depreciation of the Turkish lira — a policy that seemed at odds with risks of heightened inflation. In August, amid global economic fears, the central bank of Turkey lowered the benchmark interest rate, and then shortly after in October, took contrary measures to tighten its monetary policy and stabilize the exchange rate. The about-shifts in policy caused the central bank to lose some credibility, and as the financial situation of the country worsened, the year ended with double-digit inflation and the prospect of slowing growth. In contrast to Turkey, the Reserve Bank of India increased interest rates consistently throughout the period in the face of persistently high inflation. As a result, growth began to slow meaningfully in the second half of the period, further exposing its vulnerabilities to global financial markets. Since India runs a current-account and a fiscal deficit, it depends upon external investment to sustain its financial system. As contagion emanating from the eurozone disrupted this external financing, the rupee lost a crucial means of support.

Contributing positively to Fund performance was an overweight in Latin American countries. Domestic demand in the region aided growth as private and public consumption exceeded expectations. Furthermore, the dependence on commodities contributed to absolute performance in the region as metals, energy, food, and oil all increased during the period. The Mexican peso was a significant contributor to the Fund’s absolute performance in the Latin American region. With strong fundamentals paired with positive U.S. manufacturing growth, Mexico was propelled by its manufacturing exports. In addition, an underweight in the Hungarian forint during the fourth quarter positively contributed to Fund performance, as the country introduced some questionable fiscal policies and growth slowed meaningfully due to its significant trade and financial linkages to the eurozone.

Global Allocation Fund

For the fiscal year ended December 31, 2011, the Fund returned -6.89%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the MSCI World Index with Gross Dividends,2 which returned -5.02% over the same period.

For the 12-month period, domestic equities, as represented by the S&P 500® Index,3 returned 2.11% and underperformed fixed income, as represented by the Barclays Capital U.S. Aggregate Bond Index,4 which returned 7.84%. Nonetheless, domestic equities outperformed international equities, as represented by the MSCI EAFE Index with Gross Dividends,5 which returned -11.73%. Investment-grade corporates, as represented by the Barclays Capital Baa Bond Index,6 returned 9.05% and outperformed high-yield corporates, as represented by the BofA Merrill Lynch High Yield Master II Constrained Index,7 which returned 4.37%.

Global markets suffered due to significant volatility and uncertainty surrounding the sovereign debt crisis in Europe. As economic conditions weakened and contagion spread to countries such as Italy and Spain, investor confidence decreased and resulted in a shift from riskier holdings to investments perceived as “safe havens,” such as U.S Treasuries. Exposure to international value and international small cap core equities detracted from absolute Fund performance, as these were among the worst performing asset classes. Within international value equities, the consumer discretionary and materials sectors were the weakest performers on an absolute basis. In addition, within international small-cap core equities, the financials and energy sectors negatively affected Fund performance, as these were the worst performing sectors on an absolute basis. Due to concerns about a global economic slowdown, these economically sensitive sectors were negatively impacted. In addition, exposure to emerging markets currencies detracted from Fund performance, as during the year investors moved from currencies perceived as riskier toward safe havens like U.S. Treasuries.

The fixed-income market outperformed the global equity market for the period. With investors increasingly risk-adverse due to global volatility, a shift from stocks to bonds ensued, and exposure to fixed-income securities through high-yield bonds and bank loans positively affected Fund performance. The Fund’s large allocation to the high-yield (or “junk”) bond market contributed to Fund performance, as this was the best performing asset class on an absolute basis. Throughout the period, improving fundamentals and a lower default-rate environment continued to benefit the high-yield market. In addition, exposure to the bank loan market positively contributed to Fund performance, as it also was among the best performing asset classes on an absolute basis for the period.

Each Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1  The J.P. Morgan Emerging Local Markets Index Plus (ELMI+) tracks total returns for local currency-denominated money market instruments in 24 emerging markets countries.

2  The MSCI World Index with Gross Dividends is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of May 30, 2011, it consists of the following 24 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The MSCI World Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distribution to individuals resident in the country of the company, but does not include tax credits.

3  The S&P 500® Index is widely regarded as the standard for measuring large-cap U.S. stock market performance and includes a representative sample of leading companies in leading industries.

4  The Barclays Capital U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS.

5  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. As of May 30, 2011, the MSCI EAFE Index consisted of the following 22 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

The MSCI EAFE Index is calculated with both gross and net dividends. The MSCI EAFE Index with Gross Dividends approximates the maximum possible dividend reinvestment. The amount reinvested is the entire dividend distributed to individuals resident in the country of the company, but does not include tax credits. The MSCI EAFE Index with Net Dividends approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction of withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates.

6  The Barclays Capital Baa Bond Index is a subset of the Barclays Capital U.S. Aggregate Bond Index, which includes only corporate bonds with a rating of Baa1, Baa2, or Baa3.

7  The BofA Merrill Lynch U.S. High Yield Master II Constrained Index is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment–in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BB-/Baa3, but are not in default. The BofA Merrill Lynch U.S. High Yield Master II Constrained Index limits any individual issuer to a maximum of 2% benchmark exposure.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information

Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Funds will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. Each Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Funds’ prospectus.

During certain periods shown for the Global Allocation Fund, expense waivers and reimbursements were in place. Without such expense reimbursements, the Fund’s returns would have been lower.

The annual commentary above discusses the views of the Funds’ management and various portfolio holdings of the Funds as of December 31, 2011. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Funds’ portfolio is actively managed and may change significantly, the Funds may no longer own the securities described above or may have otherwise changed their positions in the securities. For more recent information about the Funds’ portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with each Fund, please see the Funds’ prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the JPMorgan Emerging Local Markets Index Plus, assuming reinvestment of all dividends and distributions. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	-8.05%	2.22%	4.52%	–
Class B4	-10.20%	1.85%	4.22%	–
Class C5	-6.44%	2.04%	4.12%	–
Class F6	-5.77%	–	–	2.37%
Class I7	-5.68%	3.01%	–	2.91%
Class P8	-6.07%	2.64%	4.64%	–
Class R2[9]	-6.22%	–	–	1.98%
Class R3[10]	-6.14%	–	–	2.00%

1    Reflects the deduction of the maximum initial sales charge of 2.25%.

2    Performance of the unmanaged index does not reflect any fees or expenses. The performance of the index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ending December 31, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8    Performance is at net asset value.

9    Class R2 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

10   Class R3 shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

Global Allocation Fund

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the MSCI World Index with Gross Dividends and the MSCI World Index with Net Dividends, assuming reinvestment of all dividends and distributions. MSCI World Index with Net Dividends reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in such index. The performance of the other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. During certain periods, expenses of the Fund have been waived or reimbursed by Lord Abbett and reimbursed by the Underlying Funds; without such waiver or reimbursement of expenses, the Fund’s returns would have been lower. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable

Sales Charge for the Periods Ended December 31, 2011

	1 Year	5 Years	10 Years	Life of Class
Class A3	-12.28%	-1.14%	3.60%	–
Class B4	-11.16%	-0.78%	3.69%	–
Class C5	-7.48%	-0.61%	3.53%	–
Class F6	-6.72%	–	–	-2.71%
Class I7	-6.69%	0.36%	–	5.42%
Class R2[8]	-6.77%	–	–	0.48%
Class R3[9]	-7.10%	–	–	0.24%

1    Reflects the deduction of the maximum initial sales charge of 5.75%.

2    Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3    Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A shares, with all distributions reinvested for the periods shown ending December 31, 2011, is calculated using the SEC-required uniform method to compute such return.

4    Performance reflects the deduction of a CDSC of 4% for 1 year, 1% for 5 years and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5    The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.

6    Class F shares commenced operations and performance for the Class began on September 28, 2007. Performance is at net asset value.

7    Class I shares commenced operations and performance for the Class began on October 19, 2004. Performance is at net asset value.

8    Class R2 shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

9    Class R3 shares commenced operations on June 23, 2008 and performance for the Class began on June 30, 2008. Performance is at net asset value.

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2011 through December 31, 2011).

Actual Expenses

For each class of each Fund, the first line of the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period 7/1/11 – 12/31/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/11	12/31/11	7/1/11 - 12/31/11
Class A
Actual	$1,000.00	$892.70	$4.96
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.96	$5.30
Class B
Actual	$1,000.00	$889.60	$8.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.95	$9.35
Class C
Actual	$1,000.00	$890.30	$8.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.57	$8.69
Class F
Actual	$1,000.00	$894.40	$4.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.79
Class I
Actual	$1,000.00	$894.70	$4.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.96	$4.28
Class P
Actual	$1,000.00	$892.90	$6.15
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.73	$6.56
Class R2
Actual	$1,000.00	$891.00	$6.86
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.32
Class R3
Actual	$1,000.00	$892.50	$6.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.47	$6.82

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.04% for Class A, 1.84% for Class B, 1.71% for Class C, 0.94% for Class F, 0.84% for Class I, 1.29% for Class P, 1.44% for Class R2 and 1.34% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

December 31, 2011

Sector*	%**	Sector*	%**
Asset-Backed	14.77%	Health Care	2.33%
Automotive	0.12%	Insurance	1.25%
Banking	5.58%	Media	2.70%
Basic Industry	2.73%	Mortgage-Backed	35.66%
Capital Goods	0.77%	Real Estate	2.80%
Consumer Cyclical	1.55%	Services	2.49%
Consumer Non-Cyclical	1.65%	Technology & Electronics	3.81%
Energy	7.66%	Telecommunications	0.74%
Financial Services	1.60%	Utility	1.05%
Foreign Government	10.74%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Global Allocation Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†#
	7/1/11	12/31/11	7/1/11 - 12/31/11
Class A
Actual	$1,000.00	$881.70	$1.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.95	$1.28
Class B
Actual	$1,000.00	$877.80	$4.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.20	$5.04
Class C
Actual	$1,000.00	$878.30	$4.64
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.28	$4.99
Class F
Actual	$1,000.00	$881.70	$0.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.70	$0.51
Class I
Actual	$1,000.00	$881.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,025.21	$0.00
Class R2
Actual	$1,000.00	$881.10	$2.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.87	$2.35
Class R3
Actual	$1,000.00	$880.60	$2.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.91	$2.29

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.25% for Class A, 0.99% for Class B, 0.98 for Class C, 0.10% for Class F, 0.00% for Class I, 0.46% for Class R2 and 0.45% for Class R3) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).

#	Does not include expenses of Underlying Funds in which Global Allocation Fund invests.

Portfolio Holdings Presented by Portfolio Allocation

December 31, 2011

Portfolio Allocation	%*
Equity	69.26%
Fixed Income	30.61%
Short-Term Investment	0.13%
Total	100.00%

*	Represents percent of total investments.

Schedule of Investments

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
ASSET-BACKED SECURITIES 14.36%

Automobiles 6.71%
Ally Auto Receivables Trust 2011-2 A2	0.67%		10/15/2013	0.40	$768	$768,248
Ally Auto Receivables Trust 2011-3 A2	0.398%	#	1/15/2014	0.03	382	381,824
AmeriCredit Automobile Receivables Trust 2010-3 A2	0.77%		12/9/2013	0.22	199	199,174
AmeriCredit Automobile Receivables Trust 2010-3 A3	1.14%		4/8/2015	1.01	495	493,849
AmeriCredit Automobile Receivables Trust 2011-2 A2	0.90%		9/8/2014	0.54	684	683,208
AmeriCredit Automobile Receivables Trust 2011-3 A2	0.84%		11/10/2014	0.74	720	719,021
AmeriCredit Automobile Receivables Trust 2011-4 A2	0.92%		3/9/2015	0.81	850	848,978
AmeriCredit Automobile Receivables Trust 2011-5 A2	1.19%		8/8/2015	0.91	775	776,014
BMW Vehicle Lease Trust 2010-1 A2	0.58%		9/17/2012	0.03	108	107,809
Capital Auto Receivables Asset Trust 2008-CPA A1†	1.128%	#	1/15/2013	0.03	108	108,545
CarMax Auto Owner Trust 2010-3 A2	0.75%		9/16/2013	0.25	612	611,934
CarMax Auto Owner Trust 2011-1 A2	0.72%		11/15/2013	0.30	1,231	1,230,746
CarMax Auto Owner Trust 2011-3 A2	0.70%		11/17/2014	1.01	750	749,239
Chrysler Financial Auto Securitization Trust 2010-A A2	0.69%		1/8/2013	0.12	652	652,197
Chrysler Financial Auto Securitization Trust 2010-A A3	0.91%		8/8/2013	0.53	1,500	1,501,060
Ford Credit Auto Lease Trust 2010-B A2†	0.75%		10/15/2012	0.10	438	437,876
Ford Credit Auto Lease Trust 2010-B A3†	0.91%		7/15/2013	0.39	1,200	1,200,535
Ford Credit Auto Lease Trust 2011-A A2	0.74%		9/15/2013	0.65	750	749,410
Harley-Davidson Motorcycle Trust 2010-1 A2	0.83%		11/15/2013	0.18	357	356,487
Harley-Davidson Motorcycle Trust 2011-2 A2	0.71%		5/15/2015	0.99	775	774,114
Hyundai Auto Receivables Trust 2010-B A2	0.57%		3/15/2013	0.07	169	169,372
Mercedes-Benz Auto Lease Trust 2011-1A A2†	0.79%		4/15/2013	0.23	987	987,628
Nissan Auto Lease Trust 2010-B A2	0.90%		5/15/2013	0.29	978	978,520

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
Automobiles (continued)
Nissan Auto Receivables Owner Trust 2010-A A2	0.55%		3/15/2013	0.12	$334	$334,320
Santander Consumer Acquired Receivables Trust 2011-WO A2†	0.91%		11/15/2013	0.23	510	509,860
Santander Drive Auto Receivables Trust 2010-2 A2	0.95%		8/15/2013	0.29	525	524,776
Santander Drive Auto Receivables Trust 2010-3 A2	0.93%		6/17/2013	0.21	649	649,511
Santander Drive Auto Receivables Trust 2010-A A2†	1.37%		8/15/2013	0.27	273	272,758
Santander Drive Auto Receivables Trust 2010-A A3†	1.83%		11/17/2014	1.09	845	848,703
Santander Drive Auto Receivables Trust 2011-1 A2	0.94%		2/18/2014	0.54	850	849,172
Santander Drive Auto Receivables Trust 2011-2 A2	1.04%		4/15/2014	0.71	1,000	999,014
Volkswagen Auto Lease Trust 2010-A A2	0.77%		1/22/2013	0.26	659	658,990

Total						21,132,892

Credit Cards 4.32%
Cabela’s Master Credit Card Trust 2009-1A A†	2.278%	#	3/16/2015	0.03	1,500	1,505,897
Capital One Multi-Asset Execution Trust 2005-A1	0.348%	#	1/15/2015	0.03	1,000	999,900
Capital One Multi-Asset Execution Trust 2007-A4	0.308%	#	3/16/2015	0.03	1,795	1,794,350
Chase Issuance Trust 2005-A6	0.348%	#	7/15/2014	0.03	890	889,919
Citibank Omni Master Trust 2009-A14A†	3.028%	#	8/15/2018	0.10	1,150	1,207,177
Citibank Omni Master Trust 2009-A8†	2.378%	#	5/16/2016	0.03	1,000	1,006,235
Discover Card Master Trust 2009-A1	1.578%	#	12/15/2014	0.04	1,400	1,408,343
Discover Card Master Trust 2009-A2 A	1.578%	#	2/17/2015	0.04	1,045	1,053,056
GE Capital Credit Card Master Note Trust 2009-1 A	2.378%	#	4/15/2015	0.03	1,777	1,787,668
GE Capital Credit Card Master Note Trust 2009-2 A	3.69%		7/15/2015	0.52	580	589,213
Nordstrom Private Label Credit Card Master Note Trust 2007-2A A†	0.338%	#	5/15/2015	0.03	870	869,576
World Financial Network Credit Card Master Trust 2006-A†	0.408%	#	2/15/2017	0.03	500	495,481

Total						13,606,815

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
Home Equity 0.02%
Option One Mortgage Loan Trust 2007-FXD2 2A1	5.90%		3/25/2037	0.44	$59	$56,322

Other 3.31%
Nelnet Student Loan Trust 2010-3A A†	1.198%	#	7/27/2048	0.05	340	339,123
Nelnet Student Loan Trust 2010-4A A†	1.094%	#	4/25/2046	-0.03	1,119	1,120,398
SLM Student Loan Trust 2007-2 A2	0.418%	#	7/25/2017	0.05	1,056	1,048,029
SLM Student Loan Trust 2007-6 A1	0.588%	#	4/27/2015	0.06	29	29,135
SLM Student Loan Trust 2007-7 A2(a)	0.618%	#	1/25/2016	0.05	1,097	1,093,477
SLM Student Loan Trust 2007-8 A1	0.648%	#	7/27/2015	0.06	70	69,325
SLM Student Loan Trust 2008-2 A1	0.718%	#	1/25/2015	0.06	318	318,102
SLM Student Loan Trust 2008-3 A1	0.918%	#	1/25/2014	0.06	678	678,932
SLM Student Loan Trust 2010-A 2A†	3.528%	#	5/16/2044	0.07	630	643,350
SLM Student Loan Trust 2010-B A1†	2.198%	#	8/15/2016	0.03	490	489,412
SLM Student Loan Trust 2010-C A1†	1.928%	#	12/15/2017	0.04	1,109	1,112,893
SLM Student Loan Trust 2011-1 A1	0.814%	#	3/25/2026	0.07	1,069	1,072,033
SLM Student Loan Trust 2011-A A1†	1.278%	#	10/15/2024	0.03	1,152	1,145,096
SLM Student Loan Trust 2011-B A1†	1.128%	#	12/16/2024	0.02	1,287	1,271,615

Total						10,430,920

Total Asset-Backed Securities (cost $45,301,104)						45,226,949

CORPORATE BONDS 37.01%

Banking 5.61%
Bank of New York Mellon Corp. (The)	1.345%	#	11/24/2014	0.14	1,000	999,310
Bank of Nova Scotia (Canada)†(b)	1.45%		7/26/2013	1.55	1,035	1,047,640
Barclays Bank plc (United Kingdom)†(b)	2.50%		9/21/2015	3.49	810	799,739
Canadian Imperial Bank of Commerce (Canada)†(b)	1.50%		12/12/2014	2.87	1,030	1,032,154
Caribbean Development Bank†	0.706%	#	7/19/2013	1.56	1,000	1,000,342
Citigroup, Inc.	5.50%		8/27/2012	0.62	500	508,131
Commonwealth Bank of Australia (Australia)†(b)	2.70%		11/25/2014	2.79	610	634,215
Compagnie de Financement Foncier (France)†(b)	1.625%		7/23/2012	0.56	700	699,987
Compagnie de Financement Foncier (France)†(b)	2.125%		4/22/2013	1.28	800	791,661
DnB NOR Boligkreditt AS (Norway)†(b)	2.10%		10/14/2015	3.61	1,150	1,142,328
Goldman Sachs Group, Inc. (The)	1.435%	#	2/7/2014	0.09	1,000	935,271
Goldman Sachs Group, Inc. (The)	6.60%		1/15/2012	0.03	275	275,365

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
Banking (continued)
JPMorgan Chase & Co	1.296%	#	5/2/2014	0.19	$1,000	$971,164
JPMorgan Chase & Co.	1.329%	#	9/30/2013	0.23	2,000	1,980,260
Korea Development Bank (South Korea)(b)	5.75%		5/13/2012	0.37	250	253,117
Merrill Lynch & Co., Inc.	6.05%		8/15/2012	0.59	200	202,919
Sparebank 1 Boligkreditt AS (Norway)†(b)	2.625%		5/27/2016	4.13	1,570	1,586,882
Toronto-Dominion Bank (The) (Canada)†(b)	1.625%		9/14/2016	4.48	1,060	1,047,223
Westpac Banking Corp. (Australia)†(b)	2.90%		9/10/2014	2.58	1,680	1,756,677

Total						17,664,385

Beverages 0.48%
Anheuser-Busch InBev Worldwide, Inc.	0.972%	#	1/27/2014	0.06	1,500	1,503,713

Chemicals 0.81%
Airgas, Inc.	2.85%		10/1/2013	1.68	2,500	2,547,970

Computer Hardware 0.63%
Hewlett-Packard Co.	0.667%	#	9/13/2012	0.19	1,000	995,157
Hewlett-Packard Co.	2.109%	#	9/19/2014	0.20	1,000	995,852

Total						1,991,009

Consumer/Commercial/Lease Financing 1.32%
General Electric Capital Corp.	0.703%	#	6/20/2014	0.20	1,089	1,047,786
Nordea Eiendomskreditt AS (Norway)†(b)	1.875%		4/7/2014	2.20	600	601,016
SLM Corp.	5.125%		8/27/2012	0.62	1,500	1,507,888
SLM Corp.	5.375%		1/15/2013	0.97	1,000	1,007,150

Total						4,163,840

Department Stores 0.33%
Macy’s Retail Holdings, Inc.	5.875%		1/15/2013	0.97	1,000	1,029,806

Diversified Capital Goods 0.74%
Siemens Financieringsmaatschappij NV (Netherlands)(b)	0.705%	#	3/16/2012	0.21	1,520	1,519,620
Siemens Financieringsmaatschappij NV (Netherlands)†(b)	5.50%		2/16/2012	0.13	820	824,324

Total						2,343,944

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
Electric: Integrated 1.01%
Allegheny Energy Supply Co. LLC†	8.25%		4/15/2012	0.28	$295	$300,348
Iberdrola International BV (Netherlands)(b)	6.75%		6/15/2012	0.46	250	255,681
KCP&L Greater Missouri Operations Co.	11.875%		7/1/2012	0.49	2,000	2,100,480
TAQA Abu Dhabi National Energy Co. (United Arab Emirates)†(b)	5.62%		10/25/2012	0.79	500	516,250

Total						3,172,759

Electronics 0.68%
Koninklijke Philips Electronics NV (Netherlands)(b)	4.625%		3/11/2013	1.16	1,575	1,644,503
Motorola Solutions, Inc.	5.375%		11/15/2012	0.84	500	516,664

Total						2,161,167

Energy: Exploration & Production 0.85%
GlobalSantaFe Corp.	5.00%		2/15/2013	1.08	700	717,483
Ras Laffan Liquefied Natural Gas Co., Ltd. III (Qatar)†(b)	4.50%		9/30/2012	0.73	890	904,908
Woodside Finance Ltd. (Australia)†(b)	5.00%		11/15/2013	1.78	1,000	1,048,846

Total						2,671,237

Environmental 1.66%
Allied Waste North America, Inc.	6.875%		6/1/2017	4.48	2,840	3,006,688
Waste Management, Inc.	5.00%		3/15/2014	2.06	1,095	1,174,130
Waste Management, Inc.	6.375%		11/15/2012	0.84	1,000	1,045,642

Total						5,226,460

Food: Wholesale 1.11%
Archer Daniels Midland Co.	0.613%	#	8/13/2012	0.11	2,000	2,003,576
Wm. Wrigley Jr. Co.†	2.45%		6/28/2012	0.48	1,500	1,511,290

Total						3,514,866

Forestry/Paper 0.32%
MeadWestvaco Corp.	6.85%		4/1/2012	0.24	1,000	1,008,553

Gas Distribution 3.70%
Buckeye Partners LP	4.625%		7/15/2013	1.45	1,500	1,564,959
Energy Transfer Partners LP	5.65%		8/1/2012	0.55	150	153,272
Energy Transfer Partners LP	6.00%		7/1/2013	1.43	2,800	2,948,688
Enterprise Products Operating LLC	4.60%		8/1/2012	0.56	1,200	1,217,828

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Enterprise Products Operating LLC	6.125%		2/1/2013	1.02	$1,390	$1,451,142
Florida Gas Transmission Co. LLC†	7.00%		7/17/2012	0.51	1,000	1,021,651
Kinder Morgan Energy Partners LP	5.85%		9/15/2012	0.68	500	516,209
Kinder Morgan Energy Partners LP	7.125%		3/15/2012	0.19	500	505,740
Rockies Express Pipeline LLC†	6.25%		7/15/2013	1.42	250	263,928
Sunoco Logistics Partners Operations LP	7.25%		2/15/2012	0.11	2,000	2,013,036

Total						11,656,453

Health Facilities 0.48%
Quest Diagnostics, Inc.	1.424%	#	3/24/2014	0.22	1,500	1,508,627

Health Services 0.41%
Ventas Realty LP/Ventas Capital Corp.	9.00%		5/1/2012	0.32	1,265	1,289,339

Household & Leisure Products 0.49%
Whirlpool Corp.	8.00%		5/1/2012	0.32	1,500	1,533,597

Integrated Energy 1.20%
BP Capital Markets plc (United Kingdom)(b)	1.153%	#	12/6/2013	1.94	2,000	2,006,112
Murphy Oil Corp.	6.375%		5/1/2012	0.32	500	507,813
Petronas Capital Ltd. (Malaysia)†(b)	7.00%		5/22/2012	0.39	750	768,001
SeaRiver Maritime, Inc.	Zero Coupon		9/1/2012	0.07	500	496,521

Total						3,778,447

Leisure 0.18%
Universal City Development Partners Ltd./UCDP Finance, Inc.	8.875%		11/15/2015	0.84	500	556,250

Life Insurance 0.88%
Coventry Health Care, Inc.	5.875%		1/15/2012	0.03	500	500,576
Lincoln National Corp.	5.65%		8/27/2012	0.62	250	255,078
MetLife, Inc.	1.685%	#	8/6/2013	0.09	2,000	2,008,532

Total						2,764,186

Media: Cable 1.39%
Comcast Cable Holdings LLC	7.875%		8/1/2013	1.46	855	941,268
DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625%		5/15/2016	0.36	3,250	3,452,257

Total						4,393,525

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
Media: Diversified 1.21%
Historic TW, Inc.	9.125%		1/15/2013	0.96	$3,100	$3,343,275
Time Warner Entertainment Co. LP	10.15%		5/1/2012	0.32	445	457,915

Total						3,801,190

Medical Products 0.24%
Agilent Technologies, Inc.	4.45%		9/14/2012	0.68	250	254,938
Life Technologies Corp.	3.375%		3/1/2013	1.12	500	506,523

Total						761,461

Metals/Mining (Excluding Steel) 1.50%
Freeport-McMoRan Copper & Gold, Inc.	8.375%		4/1/2017	0.24	2,750	2,924,971
Xstrata Canada Corp. (Canada)(b)	7.25%		7/15/2012	0.52	500	515,133
Xstrata Canada Corp. (Canada)(b)	7.35%		6/5/2012	0.43	1,250	1,282,517

Total						4,722,621

Oil Field Equipment & Services 1.47%
Cameron International Corp.	1.459%	#	6/2/2014	0.16	1,300	1,306,094
National Oilwell Varco, Inc.	6.125%		8/15/2015	0.07	250	255,938
Schlumberger Investment SA (Luxembourg)†(b)	1.09%	#	9/12/2014	2.70	2,000	2,003,300
Weatherford International Ltd.	5.15%		3/15/2013	1.16	500	520,097
Weatherford International, Inc.	5.95%		6/15/2012	0.44	550	559,959

Total						4,645,388

Oil Refining & Marketing 0.17%
NuStar Logistics LP	6.05%		3/15/2013	1.14	500	524,362

Pharmaceuticals 1.12%
Amgen, Inc.	1.875%		11/15/2014	2.77	1,000	1,013,648
Sanofi-Aventis SA (France)(b)	0.884%	#	3/28/2014	2.25	1,500	1,498,704
Teva Pharmaceutical Finance Co. BV (Israel)(b)	1.344%	#	11/8/2013	0.10	1,000	1,004,597

Total						3,516,949

Property & Casualty 0.33%
Liberty Mutual Group, Inc.†	7.25%		9/1/2012	0.63	1,000	1,030,935

Railroads 0.24%
CSX Corp.	6.30%		3/15/2012	0.19	750	757,514

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)		Fair Value
Real Estate Investment Trusts 2.38%
AvalonBay Communities Inc	6.125%		11/1/2012	0.80		$1,699	$1,757,824
Developers Diversified Realty Corp.	5.375%		10/15/2012	0.52		2,525	2,549,035
HCP, Inc.	6.45%		6/25/2012	0.47		1,577	1,606,252
Regency Centers LP	6.75%		1/15/2012	0.03		1,303	1,304,996
UDR, Inc.	6.05%		6/1/2013	1.34		270	280,976

Total							7,499,083

Software/Services 2.35%
IBM International Group Capital LLC	5.05%		10/22/2012	0.78		1,000	1,036,472
Intuit, Inc.	5.40%		3/15/2012	0.19		1,350	1,361,476
Microsoft Corp.	0.875%		9/27/2013	1.71		2,000	2,018,236
Western Union Co. (The)	1.114%	#	3/7/2013	0.17		3,000	3,000,672

Total							7,416,856

Specialty Retail 0.68%
VF Corp.	1.245%	#	8/23/2013	0.14		2,150	2,154,728

Telecommunications: Integrated/Services 0.71%
Verizon Communications, Inc.	1.184%	#	3/28/2014	0.23		1,000	999,367
Vivendi SA (France)†(b)	5.75%		4/4/2013	1.21		1,200	1,254,079

Total							2,253,446

Transportation (Excluding Air/Rail) 0.33%
ERAC USA Finance LLC†	5.80%		10/15/2012	0.76		1,000	1,034,757

Total Corporate Bonds (cost $116,781,824)							116,599,423

FOREIGN GOVERNMENT OBLIGATIONS 8.52%

Mexico 0.40%
United Mexican States(b)	7.50%		1/14/2012	0.03		1,250	1,250,313

Poland 3.86%
Poland Government Bond(c)	Zero Coupon		1/25/2012	0.06	PLN	38,500	11,145,676
Poland Government Bond(b)	6.25%		7/3/2012	0.49		$1,000	1,028,850

Total							12,174,526

Turkey 4.16%
Turkey Government Bond(c)	Zero Coupon		1/25/2012	–	TRY	25,000	13,124,092

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
United Arab Emirates 0.10%
Emirate of Abu Dhabi†(b)	5.50%		8/2/2012	0.56	$300	$306,000

Total Foreign Government Obligations (cost $30,905,191)						26,854,931

GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATIONS 2.99%
Federal Home Loan Mortgage Corp. K005 A1(d)	3.484%		4/25/2019	3.91	1,720	1,838,139
Federal Home Loan Mortgage Corp. K006 A1	3.398%		7/25/2019	4.07	1,783	1,895,920
Federal Home Loan Mortgage Corp. K007 A1	3.342%		12/25/2019	4.29	2,173	2,315,018
Federal Home Loan Mortgage Corp. K008 A1	2.746%		12/25/2019	4.52	767	803,256
Federal Home Loan Mortgage Corp. K009 A1	2.757%		5/25/2020	4.30	866	906,546
Federal National Mortgage Assoc. 2010-M3 A1	2.587%		3/25/2020	2.35	749	771,398
Federal National Mortgage Assoc. 2011-M3 A1	2.072%		7/25/2021	4.08	862	882,647

Total Government Sponsored Enterprises Collateralized Mortgage Obligations (cost $9,024,671)						9,412,924

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 11.13%
Federal Home Loan Mortgage Corp.	0.625%		12/29/2014	2.96	6,500	6,500,039
Federal Home Loan Mortgage Corp.	2.414%	#	6/1/2036	0.83	714	753,400
Federal Home Loan Mortgage Corp.	2.477%	#	7/1/2036	0.58	731	767,913
Federal Home Loan Mortgage Corp.	2.486%	#	9/1/2035	0.66	1,460	1,539,245
Federal Home Loan Mortgage Corp.	2.567%	#	5/1/2035	0.70	1,642	1,736,772
Federal Home Loan Mortgage Corp.	2.573%	#	5/1/2036	0.95	730	772,431
Federal Home Loan Mortgage Corp.	2.733%	#	4/1/2038	0.84	1,508	1,599,032
Federal Home Loan Mortgage Corp.	5.00%		5/1/2021	2.30	290	312,708
Federal Home Loan Mortgage Corp.	5.067%	#	7/1/2036	1.73	727	778,716
Federal Home Loan Mortgage Corp.	5.243%	#	4/1/2038	1.08	1,123	1,201,647
Federal Home Loan Mortgage Corp.	5.621%	#	2/1/2037	0.84	1,800	1,912,392
Federal National Mortgage Assoc.	2.445%	#	7/1/2035	0.63	432	456,066
Federal National Mortgage Assoc.	2.455%	#	11/1/2036	0.70	295	311,205
Federal National Mortgage Assoc.	2.683%	#	5/1/2037	0.44	769	813,994
Federal National Mortgage Assoc.	2.687%	#	8/1/2037	0.64	1,638	1,743,402
Federal National Mortgage Assoc.(d)	2.95%		3/1/2015	3.06	1,000	1,045,486
Federal National Mortgage Assoc.	3.138%	#	11/1/2038	0.80	1,117	1,183,692

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS (continued)
Federal National Mortgage Assoc.	3.18%		11/1/2014	2.69	$1,165	$1,219,211
Federal National Mortgage Assoc.	5.00%		3/15/2016	3.81	3,950	4,607,470
Federal National Mortgage Assoc.	5.50%		2/1/2034	3.17	2,510	2,744,295
Federal National Mortgage Assoc.	5.50%		11/1/2034	3.19	2,792	3,050,888

Total Government Sponsored Enterprises Pass-Throughs (cost $34,806,738)						35,050,004

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 20.60%
Arkle Master Issuer plc 2010-2A 1A1†	1.866%	#	5/17/2060	-0.12	400	399,348
Banc of America Commercial Mortgage, Inc. 2002-2 A3	5.118%		7/11/2043	0.25	585	588,335
Banc of America Commercial Mortgage, Inc. 2002-PB2 A4	6.186%		6/11/2035	0.03	68	68,219
Banc of America Commercial Mortgage, Inc. 2003-1 A1	3.878%		9/11/2036	0.18	271	271,126
Banc of America Commercial Mortgage, Inc. 2005-2 AAB	4.742%		7/10/2043	0.78	507	518,032
Banc of America Commercial Mortgage, Inc. 2005-5 A2	5.001%		10/10/2045	0.03	55	55,168
Banc of America Re-REMIC Trust 2011 STRP A3†	2.415%		11/17/2039	1.70	750	737,675
Banc of America Re-REMIC Trust 2011 STRP A4†	1.501%		5/17/2046	0.50	741	735,113
Bear Stearns Commercial Mortgage Securities, Inc. 2003-T10 A1	4.00%		3/13/2040	0.30	443	444,481
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A2	5.127%		10/12/2042	0.03	732	731,767
Bear Stearns Commercial Mortgage Securities, Inc. 2005-T20 A4A	5.145%	#	10/12/2042	3.23	300	333,183
Bear Stearns Commercial Mortgage Securities, Inc. 2006-PW11 A1	5.266%		3/11/2039	0.03	98	98,386
Bear Stearns Commercial Mortgage Securities, Inc. 2007-T28 A1	5.422%		9/11/2042	0.03	18	18,339
Citigroup Commercial Mortgage Trust 2005-C3 A2	4.639%		5/15/2043	1.78	887	891,276
Commercial Mortgage Pass-Through Certificates 2005-C6 A5A	5.116%		6/10/2044	3.15	1,200	1,320,734
Commercial Mortgage Pass-Through Certificates 2006-C7 A2	5.69%		6/10/2046	0.03	75	75,350
Commercial Mortgage Pass-Through Certificates 2007-FL14 AJ†	0.458%	#	6/15/2022	0.02	902	873,037

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates 2010-C1 A1†	3.156%		7/10/2046	3.17	$1,172	$1,206,949
Credit Suisse Mortgage Capital Certificates 2006-C1 A3	5.419%	#	2/15/2039	2.58	541	573,093
CS First Boston Mortgage Securities Corp. 2002-CKS4 A2	5.183%		11/15/2036	0.50	981	992,375
CS First Boston Mortgage Securities Corp. 2002-CP3 A3	5.603%		7/15/2035	0.32	380	382,748
CS First Boston Mortgage Securities Corp. 2002-CP5 A2	4.94%		12/15/2035	0.66	1,757	1,793,269
CS First Boston Mortgage Securities Corp. 2003-C4 A4	5.137%		8/15/2036	1.26	1,588	1,654,888
CS First Boston Mortgage Securities Corp. 2003-CK2 A4	4.801%		3/15/2036	0.92	1,549	1,591,349
CS First Boston Mortgage Securities Corp. 2005-C5 A4	5.10%		8/15/2038	3.12	570	626,360
Developers Diversified Realty Corp. 2009-DDR1 A†	3.807%		10/14/2022	2.54	975	1,018,410
Developers Diversified Realty Corp. 2009-DDR1 B†	5.73%		10/14/2022	2.55	500	539,229
Fosse Master Issuer plc 2011-1A A2†	1.805%	#	10/18/2054	0.03	500	498,611
GE Capital Commercial Mortgage Corp. 2002-1A A3	6.269%		12/10/2035	0.18	889	892,807
GE Capital Commercial Mortgage Corp. 2002-3A A2	4.996%		12/10/2037	0.65	1,384	1,412,454
GE Capital Commercial Mortgage Corp. 2005-C1 A2	4.353%		6/10/2048	0.03	259	258,484
GE Capital Commercial Mortgage Corp. 2005-C3 A7A	4.974%		7/10/2045	3.16	1,250	1,360,226
GMAC Commercial Mortgage Securities, Inc. 2002-C2 A3	5.713%		10/15/2038	0.26	859	863,808
GMAC Commercial Mortgage Securities, Inc. 2003-C1 A1	3.337%		5/10/2036	0.31	241	242,134
GMAC Commercial Mortgage Securities, Inc. 2003-C2 A2	5.453%	#	5/10/2040	1.42	900	949,920
Greenwich Capital Commercial Funding Corp. 2002-C1 A4	4.948%		1/11/2035	0.57	1,485	1,510,518
Greenwich Capital Commercial Funding Corp. 2005-GG5 A2	5.117%		4/10/2037	0.50	689	692,039
Greenwich Capital Commercial Funding Corp. 2007-GG9 A2	5.381%		3/10/2039	0.33	808	812,651

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp. II 2005-GG4 AABA	4.68%		7/10/2039	1.40	$382	$387,633
GS Mortgage Securities Corp. II 2006-GG8 A2	5.479%		11/10/2039	0.03	375	376,486
GS Mortgage Securities Corp. II 2007-EOP B†	1.84%	#	3/6/2020	0.08	615	598,920
GS Mortgage Securities Corp. II 2010-C1 A1†	3.679%		8/10/2043	3.62	649	681,462
GS Mortgage Securities Corp. II 2010-C2 A1†	3.849%		12/10/2043	3.65	781	820,634
GS Mortgage Securities Corp. II 2011-ALF B†	3.215%		2/10/2021	1.99	500	489,350
GS Mortgage Securities Corp. II 2011-GC3 A2†	3.645%		3/10/2044	3.73	800	841,021
Holmes Master Issuer plc 2010-1A A2†	1.803%	#	10/15/2054	0.03	500	499,181
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C1 A3	5.376%		7/12/2037	0.36	1,329	1,341,675
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-C2 A2	5.05%		12/12/2034	0.68	854	873,545
JPMorgan Chase Commercial Mortgage Securities Corp. 2002-CIB5 A2	5.161%		10/12/2037	0.62	1,335	1,362,544
JPMorgan Chase Commercial Mortgage Securities Corp. 2004-LN2 A1	4.475%		7/15/2041	1.12	848	857,027
JPMorgan Chase Commercial Mortgage Securities Corp. 2005-LDP5 A2FL	0.403%	#	12/15/2044	0.03	526	524,947
JPMorgan Chase Commercial Mortgage Securities Corp. 2006-LDP6 A4	5.475%		4/15/2043	3.58	550	607,277
JPMorgan Chase Commercial Mortgage Securities Corp. 2007-LD11 A2	5.802%	#	6/15/2049	0.43	1,145	1,158,039
LB-UBS Commercial Mortgage Trust 2005-C3 A5	4.739%		7/15/2030	2.87	1,610	1,743,515
LB-UBS Commercial Mortgage Trust 2005-C5 A4	4.954%		9/15/2030	3.03	785	860,118
LB-UBS Commercial Mortgage Trust 2005-C7 A4	5.197%		11/15/2030	3.10	610	672,426
LB-UBS Commercial Mortgage Trust 2007-C1 A2	5.318%		2/15/2040	0.08	512	512,809

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Floating Trust 2008-LAQA A1†	0.814%	#	7/9/2021	0.48	$950	$880,575
Merrill Lynch Mortgage Trust 2005-CIP1 A2	4.96%		7/12/2038	1.18	587	593,018
Merrill Lynch Mortgage Trust 2005-CKI1 A4FL	0.526%	#	11/12/2037	0.72	1,600	1,578,842
Merrill Lynch Mortgage Trust 2005-CKI1 A6	5.22%	#	11/12/2037	3.24	240	266,866
Merrill Lynch Mortgage Trust 2005-LC1 A2	5.202%		1/12/2044	0.03	116	116,111
Merrill Lynch Mortgage Trust 2005-MCP1 A2	4.556%		6/12/2043	0.96	299	301,637
Merrill Lynch Mortgage Trust 2005-MKB2 A2	4.806%		9/12/2042	0.03	161	160,865
Merrill Lynch Mortgage Trust 2007-C1 A2FL†	0.586%	#	6/12/2050	0.42	921	913,136
Merrill Lynch/Countrywide Commercial Mortgage Trust 2006-1 A2	5.439%		2/12/2039	0.03	89	88,610
Morgan Stanley Capital I 2005-T19 A4A	4.89%		6/12/2047	3.07	495	541,836
Morgan Stanley Capital I 2006-T21 A2	5.09%		10/12/2052	0.03	326	325,517
Morgan Stanley Capital I 2007-HQ12 A3	5.601%	#	4/12/2049	3.21	955	1,008,159
Morgan Stanley Capital I 2007-XLF9 A1†	0.779%	#	12/15/2020	0.30	1,764	1,707,644
Morgan Stanley Capital I 2007-XLF9 C†	0.979%	#	12/15/2020	0.51	605	531,604
Morgan Stanley Capital I 2011-C2 A2†	3.476%		6/15/2044	4.00	750	780,836
Morgan Stanley Dean Witter Capital I 2001-TOP3 A4	6.39%		7/15/2033	0.04	164	164,261
Morgan Stanley Dean Witter Capital I 2002-HQ A3	6.51%		4/15/2034	0.11	393	393,020
Morgan Stanley Dean Witter Capital I 2003-HQ2 A1	4.18%		3/12/2035	0.40	799	805,996
Morgan Stanley Re-REMIC Trust 2010-C30A A3A†	3.25%		12/17/2043	0.12	1,000	998,674
RBSCF Trust 2010-MB1 A2†	3.686%		4/15/2024	3.02	1,580	1,656,302
Wachovia Bank Commercial Mortgage Trust 2002-C2 A4	4.98%		11/15/2034	0.66	404	412,186

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Investments	Interest Rate		Maturity Date	Modified Duration (unaudited)~	Principal Amount (000)		Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Wachovia Bank Commercial Mortgage Trust 2003-C5 A1	2.986%		6/15/2035	0.10		$47	$47,341
Wachovia Bank Commercial Mortgage Trust 2003-C7 A1†	4.241%		10/15/2035	0.59		616	620,608
Wachovia Bank Commercial Mortgage Trust 2005-C18 APB	4.807%		4/15/2042	1.55		616	642,929
Wachovia Bank Commercial Mortgage Trust 2005-C19 A5	4.661%		5/15/2044	0.44		1,175	1,188,783
Wachovia Bank Commercial Mortgage Trust 2005-C20 A7	5.118%		7/15/2042	3.02		750	825,356
Wachovia Bank Commercial Mortgage Trust 2005-C21 A4	5.204%	#	10/15/2044	2.83		1,010	1,110,686
Wachovia Bank Commercial Mortgage Trust 2006-C27 AM	5.795%		7/15/2045	3.90		645	654,918
Wachovia Bank Commercial Mortgage Trust 2007-C30 A3	5.246%		12/15/2043	1.09		1,000	1,011,031
WF-RBS Commercial Mortgage Trust 2011-C2 A2†	3.791%		2/15/2044	3.69		1,250	1,318,585

Total Non-Agency Commercial Mortgage-Backed Securities (cost $64,939,669)							64,886,432

Total Long-Term Investments (cost $301,759,197)							298,030,663

SHORT-TERM INVESTMENT 1.83%

Foreign Government Obligation

Hungary
Hungary Treasury Bill(c) (cost $6,206,459)	Zero Coupon		5/2/2012	0.33	HUF	1,440,000	5,777,390

Total Investments in Securities 96.44% (cost $307,965,656)							303,808,053

Cash, Foreign Cash and Other Assets in Excess of Liabilities(e) 3.56%							11,213,609

Net Assets 100.00%							$315,021,662

HUF	Hungarian forint.
PLN	Polish zloty.
TRY	Turkish lira.
~	Modified Duration is the change in the value of a fixed income security that will result from a 1% change in market interest rates. Duration is expressed as a number of years, and generally, the larger a duration, the greater the interest-rate risk or reward for a portfolio’s underlying bond prices. The sum of these weighted values within a portfolio, including applicable aggregated interest rate exposure, is divided by the sum of the market values (or notional values where appropriate) of all fixed income securities.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2011.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

(a)	Security has been fully or partially segregated to cover margin requirements for open futures contracts as of December 31, 2011.
(b)	Foreign security traded in U.S. dollars.
(c)	Investment in non-U.S. dollar denominated securities.
(d)	Security has been partially segregated to cover the unrealized appreciation/depreciation on the forward foreign currency exchange contracts as of December 31, 2011.
(e)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on futures contracts and forward foreign currency exchange contracts as follows:

Open Futures Contracts at December 31, 2011:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2012	136	Short	$(29,994,375)	$(27,665)
U.S. 5-Year Treasury Note	March 2012	373	Short	(45,975,164)	(225,066)

Totals				$(75,969,539)	$(252,731)

Open Forward Foreign Currency Exchange Contracts at December 31, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Argentine peso	Buy	Credit Suisse	2/17/2012	22,840,000	$5,006,027	$5,191,598	$185,571
Argentine peso	Buy	Barclays Bank plc	2/17/2012	14,650,000	3,170,996	3,329,987	158,991
Argentine peso	Buy	J.P. Morgan Securities, Inc.	3/22/2012	7,575,000	1,644,951	1,689,516	44,565
Argentine peso	Buy	J.P. Morgan Securities, Inc.	3/22/2012	1,295,000	287,140	288,835	1,695
Brazilian real	Buy	UBS AG	2/17/2012	7,372,000	4,111,316	3,913,048	(198,268)
Brazilian real	Buy	UBS AG	2/17/2012	2,753,000	1,529,359	1,461,289	(68,070)
Brazilian real	Buy	UBS AG	2/17/2012	400,000	213,356	212,319	(1,037)
Brazilian real	Buy	UBS AG	2/17/2012	345,000	187,195	183,126	(4,069)
Brazilian real	Buy	Barclays Bank plc	3/22/2012	6,400,000	3,486,978	3,373,555	(113,423)
Brazilian real	Buy	Barclays Bank plc	3/22/2012	235,000	124,398	123,873	(525)
Brazilian real	Buy	Barclays Bank plc	3/22/2012	300,000	158,311	158,135	(176)
Brazilian real	Buy	Barclays Bank plc	3/22/2012	450,000	237,179	237,203	24
Chilean peso	Buy	Credit Suisse	1/13/2012	620,000,000	1,252,399	1,191,941	(60,458)
Chilean peso	Buy	UBS AG	2/17/2012	2,642,000,000	5,146,085	5,056,636	(89,449)
Chilean peso	Buy	UBS AG	2/17/2012	145,000,000	279,276	277,522	(1,754)
Chilean peso	Buy	Goldman Sachs	3/22/2012	135,000,000	256,605	257,441	836
Chinese yuan renminbi	Buy	Credit Suisse	2/17/2012	3,720,000	581,159	590,513	9,354
Chinese yuan renminbi	Buy	Credit Suisse	2/17/2012	970,000	152,037	153,978	1,941
Chinese yuan renminbi	Buy	Credit Suisse	2/17/2012	1,390,000	218,245	220,649	2,404
Chinese yuan renminbi	Buy	Credit Suisse	2/17/2012	20,135,000	3,162,400	3,196,232	33,832
Chinese yuan renminbi	Buy	Credit Suisse	2/17/2012	1,615,000	253,891	256,365	2,474
Chinese yuan renminbi	Buy	Credit Suisse	2/17/2012	640,000	100,772	101,594	822
Chinese yuan renminbi	Buy	Barclays Bank plc	3/22/2012	48,515,000	7,609,003	7,698,988	89,985
Colombian peso	Buy	Goldman Sachs	1/13/2012	240,000,000	122,013	123,973	1,960
Colombian peso	Buy	Goldman Sachs	1/13/2012	425,000,000	218,061	219,535	1,474
Colombian peso	Buy	Goldman Sachs	1/13/2012	5,500,000,000	2,944,325	2,841,043	(103,282)
Colombian peso	Buy	UBS AG	3/22/2012	8,290,000,000	4,251,260	4,282,246	30,986
Colombian peso	Buy	UBS AG	3/22/2012	300,000,000	154,480	154,967	487
Colombian peso	Buy	Deutsche Bank	3/22/2012	310,000,000	159,642	160,132	490
Czech koruna	Buy	Goldman Sachs	1/13/2012	87,280,000	4,740,773	4,417,987	(322,786)
Czech koruna	Buy	Credit Suisse	2/17/2012	254,200,000	14,154,857	12,872,382	(1,282,475)
Czech koruna	Buy	Credit Suisse	2/17/2012	8,735,000	456,659	442,330	(14,329)
Czech koruna	Buy	Credit Suisse	2/17/2012	7,665,000	406,696	388,146	(18,550)
Czech koruna	Buy	Credit Suisse	2/17/2012	2,500,000	127,867	126,597	(1,270)
Czech koruna	Buy	Morgan Stanley	3/22/2012	34,030,000	1,828,587	1,724,000	(104,587)
Czech koruna	Buy	Morgan Stanley	3/22/2012	4,825,000	248,968	244,440	(4,528)

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Czech koruna	Buy	Morgan Stanley	3/22/2012	8,020,000	$412,318	$406,303	$(6,015)
Czech koruna	Buy	Deutsche Bank	3/22/2012	25,650,000	1,308,673	1,299,459	(9,214)
euro	Buy	Barclays Bank plc	2/17/2012	2,283,000	3,224,728	2,955,708	(269,020)
Hong Kong dollar	Buy	Barclays Bank plc	1/13/2012	44,890,000	5,761,392	5,780,000	18,608
Hong Kong dollar	Buy	Morgan Stanley	2/17/2012	96,635,000	12,440,139	12,444,067	3,928
Hong Kong dollar	Buy	Morgan Stanley	2/17/2012	1,475,000	189,913	189,942	29
Hong Kong dollar	Buy	Morgan Stanley	2/17/2012	2,300,000	295,235	296,180	945
Hong Kong dollar	Buy	Morgan Stanley	2/17/2012	4,510,000	579,242	580,770	1,528
Hong Kong dollar	Buy	Morgan Stanley	2/17/2012	5,100,000	656,819	656,747	(72)
Hong Kong dollar	Buy	Barclays Bank plc	3/22/2012	74,370,000	9,577,592	9,578,589	997
Hong Kong dollar	Buy	Barclays Bank plc	3/22/2012	3,140,000	403,553	404,421	868
Hong Kong dollar	Buy	Barclays Bank plc	3/22/2012	4,700,000	604,125	605,343	1,218
Hungarian forint	Buy	UBS AG	1/13/2012	668,000,000	3,089,589	2,741,482	(348,107)
Hungarian forint	Buy	Barclays Bank plc	2/17/2012	2,482,000,000	11,405,726	10,152,680	(1,253,046)
Hungarian forint	Buy	Barclays Bank plc	2/17/2012	128,000,000	546,834	523,587	(23,247)
Hungarian forint	Buy	J.P. Morgan Securities, Inc.	3/22/2012	50,000,000	218,169	203,692	(14,477)
Hungarian forint	Buy	Barclays Bank plc	3/22/2012	52,000,000	231,647	211,840	(19,807)
Hungarian forint	Buy	J.P. Morgan Securities, Inc.	3/22/2012	66,000,000	279,578	268,873	(10,705)
Hungarian forint	Buy	J.P. Morgan Securities, Inc.	3/22/2012	45,000,000	191,939	183,323	(8,616)
Hungarian forint	Buy	J.P. Morgan Securities, Inc.	3/22/2012	45,000,000	192,365	183,323	(9,042)
Hungarian forint	Buy	J.P. Morgan Securities, Inc.	3/22/2012	580,000,000	2,376,166	2,362,827	(13,339)
Indian rupee	Buy	UBS AG	1/13/2012	57,400,000	1,178,645	1,078,911	(99,734)
Indian rupee	Buy	Goldman Sachs	2/17/2012	310,327,000	6,207,782	5,792,288	(415,494)
Indian rupee	Buy	Barclays Bank plc	2/17/2012	8,025,000	152,378	149,788	(2,590)
Indian rupee	Buy	Barclays Bank plc	3/22/2012	103,900,000	1,969,668	1,927,712	(41,956)
Indian rupee	Buy	Barclays Bank plc	3/22/2012	6,700,000	124,651	124,309	(342)
Indian rupee	Buy	Barclays Bank plc	3/22/2012	6,900,000	127,471	128,019	548
Indian rupee	Buy	Barclays Bank plc	3/22/2012	19,200,000	353,201	356,228	3,027
Indonesian rupiah	Buy	Barclays Bank plc	1/13/2012	28,300,000,000	3,079,434	3,104,927	25,493
Indonesian rupiah	Buy	UBS AG	2/17/2012	26,326,000,000	2,899,339	2,844,900	(54,439)
Indonesian rupiah	Buy	UBS AG	2/17/2012	1,414,000,000	151,880	152,803	923
Indonesian rupiah	Buy	UBS AG	2/17/2012	2,870,000,000	312,446	310,145	(2,301)
Indonesian rupiah	Buy	UBS AG	3/22/2012	38,400,000,000	4,190,767	4,128,810	(61,957)
Indonesian rupiah	Buy	UBS AG	3/22/2012	2,900,000,000	313,480	311,811	(1,669)
Indonesian rupiah	Buy	UBS AG	3/22/2012	1,000,000,000	108,434	107,521	(913)
Israeli new shekel	Buy	Morgan Stanley	2/17/2012	15,075,000	4,136,256	3,952,203	(184,053)
Israeli new shekel	Buy	Morgan Stanley	2/17/2012	1,410,000	375,200	369,659	(5,541)
Israeli new shekel	Buy	Barclays Bank plc	3/22/2012	19,740,000	5,287,972	5,173,098	(114,874)
Israeli new shekel	Buy	Barclays Bank plc	3/22/2012	1,210,000	318,418	317,095	(1,323)
Malaysian ringgit	Buy	Barclays Bank plc	1/13/2012	4,500,000	1,435,407	1,418,704	(16,703)
Malaysian ringgit	Buy	UBS AG	2/17/2012	2,539,000	804,372	798,757	(5,615)
Malaysian ringgit	Buy	UBS AG	2/17/2012	886,000	281,181	278,731	(2,450)
Malaysian ringgit	Buy	UBS AG	2/17/2012	305,000	95,673	95,952	279
Malaysian ringgit	Buy	Barclays Bank plc	3/22/2012	5,715,000	1,818,905	1,795,556	(23,349)
Mexican peso	Buy	UBS AG	1/13/2012	44,525,000	3,326,485	3,188,383	(138,102)
Mexican peso	Buy	UBS AG	1/13/2012	4,240,000	316,725	303,621	(13,104)
Mexican peso	Buy	UBS AG	1/13/2012	192,585,000	13,724,701	13,790,786	66,085
Mexican peso	Buy	Morgan Stanley	2/17/2012	156,850,000	11,674,730	11,199,870	(474,860)
Mexican peso	Buy	Morgan Stanley	2/17/2012	2,990,000	221,531	213,501	(8,030)
Mexican peso	Buy	Morgan Stanley	2/17/2012	25,300,000	1,861,868	1,806,546	(55,322)
Mexican peso	Buy	Morgan Stanley	2/17/2012	5,860,000	414,588	418,433	3,845
Mexican peso	Buy	Morgan Stanley	2/17/2012	9,000,000	640,883	642,645	1,762

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Mexican peso	Buy	J.P. Morgan Securities, Inc.	3/22/2012	8,600,000	$624,048	$612,482	$(11,566)
Mexican peso	Buy	Barclays Bank plc	3/22/2012	4,775,000	351,380	340,070	(11,310)
Mexican peso	Buy	Barclays Bank plc	3/22/2012	6,950,000	497,553	494,971	(2,582)
Mexican peso	Buy	Barclays Bank plc	3/22/2012	9,730,000	698,393	692,960	(5,433)
Mexican peso	Buy	J.P. Morgan Securities, Inc.	3/22/2012	2,230,000	159,900	158,818	(1,082)
Mexican peso	Buy	J.P. Morgan Securities, Inc.	3/22/2012	22,100,000	1,575,466	1,573,937	(1,529)
Peruvian Nuevo sol	Buy	Credit Suisse	2/17/2012	23,433,000	8,527,293	8,660,205	132,912
Peruvian Nuevo sol	Buy	Credit Suisse	2/17/2012	415,000	152,266	153,373	1,107
Peruvian Nuevo sol	Buy	Credit Suisse	2/17/2012	500,000	184,638	184,787	149
Peruvian Nuevo sol	Buy	Credit Suisse	2/17/2012	435,000	160,695	160,764	69
Philippine peso	Buy	UBS AG	2/17/2012	73,860,000	1,704,199	1,680,833	(23,366)
Philippine peso	Buy	UBS AG	2/17/2012	6,635,000	152,301	150,993	(1,308)
Philippine peso	Buy	UBS AG	2/17/2012	5,455,000	124,260	124,140	(120)
Philippine peso	Buy	Goldman Sachs	3/22/2012	122,000,000	2,821,462	2,771,031	(50,431)
Polish zloty	Buy	Barclays Bank plc	1/13/2012	4,875,000	1,491,177	1,411,584	(79,593)
Polish zloty	Buy	Barclays Bank plc	1/13/2012	9,660,000	3,040,111	2,797,107	(243,004)
Polish zloty	Buy	Barclays Bank plc	1/13/2012	910,000	266,144	263,496	(2,648)
Polish zloty	Buy	Barclays Bank plc	1/13/2012	6,185,000	1,871,124	1,790,901	(80,223)
Polish zloty	Buy	UBS AG	2/17/2012	31,215,000	9,815,729	9,009,076	(806,653)
Polish zloty	Buy	UBS AG	2/17/2012	810,000	252,384	233,777	(18,607)
Polish zloty	Buy	UBS AG	2/17/2012	2,600,000	758,239	750,396	(7,843)
Polish zloty	Buy	J.P. Morgan Securities, Inc.	3/22/2012	2,110,000	622,786	606,990	(15,796)
Polish zloty	Buy	Goldman Sachs	3/22/2012	10,990,000	3,296,538	3,161,525	(135,013)
Polish zloty	Buy	J.P. Morgan Securities, Inc.	3/22/2012	2,270,000	652,561	653,017	456
Polish zloty	Buy	J.P. Morgan Securities, Inc.	3/22/2012	1,985,000	571,667	571,031	(636)
Polish zloty	Buy	J.P. Morgan Securities, Inc.	3/22/2012	660,000	191,866	189,864	(2,002)
Polish zloty	Buy	J.P. Morgan Securities, Inc.	3/22/2012	10,320,000	2,985,986	2,968,784	(17,202)
Romanian new leu	Buy	Goldman Sachs	1/13/2012	6,100,000	1,892,647	1,822,979	(69,668)
Romanian new leu	Buy	UBS AG	2/17/2012	25,925,000	8,107,136	7,707,699	(399,437)
Romanian new leu	Buy	UBS AG	2/17/2012	950,000	285,697	282,442	(3,255)
Russian ruble	Buy	Barclays Bank plc	2/17/2012	81,040,000	2,570,348	2,503,865	(66,483)
Russian ruble	Buy	Barclays Bank plc	2/17/2012	6,800,000	219,044	210,097	(8,947)
Russian ruble	Buy	Barclays Bank plc	3/22/2012	111,100,000	3,542,673	3,414,837	(127,836)
Russian ruble	Buy	Deutsche Bank	3/22/2012	6,200,000	192,966	190,567	(2,399)
Singapore dollar	Buy	Morgan Stanley	1/13/2012	3,010,000	2,335,868	2,320,587	(15,281)
Singapore dollar	Buy	Morgan Stanley	1/13/2012	240,000	189,588	185,030	(4,558)
Singapore dollar	Buy	Morgan Stanley	1/13/2012	6,240,000	4,774,358	4,810,786	36,428
Singapore dollar	Buy	Goldman Sachs	2/17/2012	21,760,000	17,171,717	16,774,748	(396,969)
Singapore dollar	Buy	Goldman Sachs	2/17/2012	200,000	157,722	154,180	(3,542)
Singapore dollar	Buy	Barclays Bank plc	2/17/2012	5,900,000	4,585,373	4,548,300	(37,073)
Singapore dollar	Buy	Barclays Bank plc	2/17/2012	345,000	265,053	265,960	907
Singapore dollar	Buy	Barclays Bank plc	2/17/2012	1,025,000	790,571	790,171	(400)
Singapore dollar	Buy	Barclays Bank plc	2/17/2012	1,905,000	1,483,759	1,468,561	(15,198)
Singapore dollar	Buy	J.P. Morgan Securities, Inc.	3/22/2012	960,000	749,356	740,140	(9,216)
Singapore dollar	Buy	Barclays Bank plc	3/22/2012	5,849,000	4,578,115	4,509,455	(68,660)
Singapore dollar	Buy	J.P. Morgan Securities, Inc.	3/22/2012	970,000	744,653	747,849	3,196
Singapore dollar	Buy	J.P. Morgan Securities, Inc.	3/22/2012	955,000	731,745	736,285	4,540

See Notes to Financial Statements.

Schedule of Investments (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Singapore dollar	Buy	J.P. Morgan Securities, Inc.	3/22/2012	210,000	$161,870	$161,906	$36
South African rand	Buy	Barclays Bank plc	1/13/2012	1,000,000	125,897	123,695	(2,202)
South African rand	Buy	Barclays Bank plc	1/13/2012	8,300,000	990,631	1,026,669	36,038
South African rand	Buy	Morgan Stanley	2/17/2012	79,600,000	9,858,440	9,791,696	(66,744)
South African rand	Buy	Barclays Bank plc	2/17/2012	39,130,000	4,897,218	4,813,430	(83,788)
South African rand	Buy	Barclays Bank plc	2/17/2012	2,575,000	304,706	316,754	12,048
South African rand	Buy	J.P. Morgan Securities, Inc.	3/22/2012	1,800,000	218,142	220,326	2,184
South African rand	Buy	J.P. Morgan Securities, Inc.	3/22/2012	2,635,000	310,896	322,532	11,636
South African rand	Buy	J.P. Morgan Securities, Inc.	3/22/2012	1,615,000	190,112	197,681	7,569
South African rand	Buy	J.P. Morgan Securities, Inc.	3/22/2012	805,000	95,989	98,535	2,546
South African rand	Buy	J.P. Morgan Securities, Inc.	3/22/2012	4,720,000	578,059	577,743	(316)
Taiwan dollar	Buy	Barclays Bank plc	1/13/2012	51,610,000	1,739,761	1,704,796	(34,965)
Taiwan dollar	Buy	UBS AG	3/22/2012	3,850,000	127,021	127,346	325
Thai baht	Buy	UBS AG	1/13/2012	44,500,000	1,432,895	1,409,570	(23,325)
Thai baht	Buy	Barclays Bank plc	2/17/2012	224,700,000	7,280,562	7,100,560	(180,002)
Thai baht	Buy	Barclays Bank plc	2/17/2012	5,750,000	182,744	181,701	(1,043)
Thai baht	Buy	Barclays Bank plc	2/17/2012	5,875,000	186,614	185,651	(963)
Thai baht	Buy	Deutsche Bank	3/22/2012	5,050,000	160,450	159,271	(1,179)
Turkish lira	Buy	Barclays Bank plc	1/13/2012	300,000	161,375	158,035	(3,340)
Turkish lira	Buy	Barclays Bank plc	1/13/2012	390,000	207,836	205,445	(2,391)
Turkish lira	Buy	Barclays Bank plc	1/13/2012	1,250,000	669,053	658,479	(10,574)
Turkish lira	Buy	Barclays Bank plc	1/13/2012	1,600,000	858,277	842,853	(15,424)
Turkish lira	Buy	Goldman Sachs	2/17/2012	20,690,000	10,884,891	10,812,519	(72,372)
Turkish lira	Buy	J.P. Morgan Securities, Inc.	3/22/2012	1,285,000	687,350	666,480	(20,870)
Turkish lira	Buy	J.P. Morgan Securities, Inc.	3/22/2012	2,835,000	1,517,747	1,470,404	(47,343)
Turkish lira	Buy	UBS AG	3/22/2012	9,500,000	5,080,486	4,927,281	(153,205)
Turkish lira	Buy	J.P. Morgan Securities, Inc.	3/22/2012	1,015,000	528,013	526,441	(1,572)
Turkish lira	Buy	J.P. Morgan Securities, Inc.	3/22/2012	1,355,000	698,166	702,786	4,620
Turkish lira	Buy	J.P. Morgan Securities, Inc.	3/22/2012	195,000	101,183	101,139	(44)
Turkish lira	Buy	J.P. Morgan Securities, Inc.	3/22/2012	745,000	387,810	386,403	(1,407)
Argentine peso	Sell	Credit Suisse	2/17/2012	675,000	152,508	153,429	(921)
Argentine peso	Sell	Barclays Bank plc	2/17/2012	3,510,000	795,738	797,833	(2,095)
Brazilian real	Sell	UBS AG	2/17/2012	230,000	126,353	122,084	4,269
Chilean peso	Sell	UBS AG	2/17/2012	80,000,000	157,233	153,115	4,118
Chilean peso	Sell	UBS AG	2/17/2012	57,000,000	111,557	109,095	2,462
Chilean peso	Sell	UBS AG	2/17/2012	87,000,000	166,539	166,513	26
Chinese yuan renminbi	Sell	Barclays Bank plc	3/22/2012	795,000	124,415	126,161	(1,746)
Chinese yuan renminbi	Sell	Barclays Bank plc	3/22/2012	5,920,000	931,257	939,462	(8,205)
Colombian peso	Sell	Goldman Sachs	1/13/2012	235,000,000	122,205	121,390	815
Colombian peso	Sell	Goldman Sachs	1/13/2012	300,000,000	155,682	154,966	716
Colombian peso	Sell	Goldman Sachs	1/13/2012	340,000,000	175,258	175,628	(370)
Czech koruna	Sell	Goldman Sachs	1/13/2012	1,780,000	94,235	90,101	4,134
Czech koruna	Sell	Goldman Sachs	1/13/2012	2,400,000	126,277	121,485	4,792
Czech koruna	Sell	Goldman Sachs	1/13/2012	2,520,000	127,685	127,559	126
euro	Sell	Barclays Bank plc	2/17/2012	2,283,000	3,134,698	2,955,708	178,990
Hong Kong dollar	Sell	Barclays Bank plc	1/13/2012	1,960,000	252,153	252,368	(215)

See Notes to Financial Statements.

Schedule of Investments (concluded)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund) December 31, 2011

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Hong Kong dollar	Sell	Barclays Bank plc	1/13/2012	27,780,000	$3,576,658	$3,576,930	$(272)
Hungarian forint	Sell	UBS AG	1/13/2012	21,000,000	93,097	86,184	6,913
Hungarian forint	Sell	Barclays Bank plc	2/17/2012	70,000,000	293,279	286,337	6,942
Hungarian forint	Sell	Barclays Bank plc	2/17/2012	1,407,000,000	6,164,294	5,755,367	408,927
Hungarian forint	Sell	Barclays Bank plc	2/17/2012	28,000,000	119,863	114,535	5,328
Indonesian rupiah	Sell	Barclays Bank plc	1/13/2012	4,400,000,000	476,448	482,745	(6,297)
Indonesian rupiah	Sell	UBS AG	2/17/2012	1,140,000,000	122,056	123,193	(1,137)
Malaysian ringgit	Sell	Barclays Bank plc	1/13/2012	1,330,000	419,360	419,306	54
Mexican peso	Sell	UBS AG	1/13/2012	2,980,000	220,499	213,394	7,105
Mexican peso	Sell	UBS AG	1/13/2012	2,570,000	183,872	184,035	(163)
Mexican peso	Sell	Barclays Bank plc	3/22/2012	1,330,000	95,647	94,721	926
Peruvian Nuevo sol	Sell	Credit Suisse	2/17/2012	4,933,000	1,804,976	1,823,104	(18,128)
Peruvian Nuevo sol	Sell	Credit Suisse	2/17/2012	415,000	152,349	153,373	(1,024)
Peruvian Nuevo sol	Sell	UBS AG	2/17/2012	2,485,000	916,636	918,389	(1,753)
Philippine peso	Sell	UBS AG	2/17/2012	105,060,000	2,421,295	2,390,852	30,443
Philippine peso	Sell	UBS AG	2/17/2012	6,650,000	152,558	151,334	1,224
Philippine peso	Sell	Goldman Sachs	3/22/2012	26,320,000	599,544	597,816	1,728
Polish zloty	Sell	Barclays Bank plc	1/13/2012	530,000	158,413	153,464	4,949
Polish zloty	Sell	Barclays Bank plc	1/13/2012	745,000	219,536	215,719	3,817
Polish zloty	Sell	Barclays Bank plc	1/13/2012	635,000	181,952	183,868	(1,916)
Polish zloty	Sell	Barclays Bank plc	1/13/2012	435,000	127,628	125,957	1,671
Romanian new leu	Sell	UBS AG	2/17/2012	10,250,000	3,193,146	3,047,403	145,743
Singapore dollar	Sell	Morgan Stanley	1/13/2012	245,000	190,807	188,885	1,922
Singapore dollar	Sell	Morgan Stanley	1/13/2012	2,185,000	1,684,787	1,684,546	241
Singapore dollar	Sell	Goldman Sachs	2/17/2012	165,000	127,371	127,198	173
Singapore dollar	Sell	Goldman Sachs	2/17/2012	160,000	123,746	123,344	402
Singapore dollar	Sell	Barclays Bank plc	2/17/2012	200,000	152,830	154,180	(1,350)
Singapore dollar	Sell	Barclays Bank plc	2/17/2012	165,000	127,533	127,198	335
South African rand	Sell	Barclays Bank plc	1/13/2012	1,000,000	123,593	123,695	(102)
South African rand	Sell	Barclays Bank plc	1/13/2012	1,290,000	150,190	159,567	(9,377)
South African rand	Sell	Barclays Bank plc	1/13/2012	1,285,000	152,157	158,948	(6,791)
Taiwan dollar	Sell	Barclays Bank plc	1/13/2012	7,390,000	243,653	244,109	(456)
Thai baht	Sell	UBS AG	1/13/2012	4,800,000	152,915	152,044	871
Thai baht	Sell	Barclays Bank plc	2/17/2012	59,500,000	1,920,283	1,880,211	40,072
Thai baht	Sell	Barclays Bank plc	2/17/2012	20,000,000	631,912	632,004	(92)
Turkish lira	Sell	Barclays Bank plc	1/13/2012	2,760,000	1,455,383	1,453,921	1,462
Turkish lira	Sell	Barclays Bank plc	1/13/2012	295,000	158,850	155,401	3,449
Turkish lira	Sell	Barclays Bank plc	1/13/2012	290,000	156,014	152,767	3,247
Turkish lira	Sell	Barclays Bank plc	1/13/2012	195,000	102,711	102,723	(12)
Turkish lira	Sell	Goldman Sachs	2/17/2012	305,000	158,962	159,392	(430)

Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(7,798,122)

See Notes to Financial Statements.

Schedule of Investments

GLOBAL ALLOCATION FUND December 31, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 100.01%
Lord Abbett Affiliated Fund, Inc.–Class I(b)	879,534	$9,297
Lord Abbett Research Fund, Inc.–Classic Stock Fund–Class I(c)	280,095	7,535
Lord Abbett Global Fund, Inc.–Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)–Class I(d)	4,259,290	26,152
Lord Abbett Research Fund, Inc.–Growth Opportunities Fund–Class I*(e)	424,166	7,699
Lord Abbett Investment Trust–High Yield Fund–Class I(f)	3,221,977	23,939
Lord Abbett Securities Trust–International Core Equity Fund–Class I(g)	275,056	2,896
Lord Abbett Securities Trust–International Dividend Income Fund–Class I(h)	7,778,351	58,104
Lord Abbett Securities Trust–International Opportunities Fund–Class I(i)	519,861	5,994
Lord Abbett Mid-Cap Value Fund, Inc.–Class I(j)	1,394,088	21,831

Total Investments in Underlying Funds (cost $175,191,514)		163,447

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.13%

Repurchase Agreement
Repurchase Agreement dated 12/30/2011, 0.01% due 1/3/2012 with Fixed Income Clearing Corp. collateralized by $200,000 of a U.S. Treasury Note at 4.25% due 11/15/2013; value: $215,750; proceeds: $207,902 (cost $207,902)	$208	$208

Total Investments in Securities 100.14% (cost $175,399,416)		163,655

Liabilities in Excess of Other Assets (0.14)%		(226)

Net Assets 100.00%		$163,429

*	Non-income producing security.
(a)	Affiliated issuers (See Note 9).
(b)	Fund investment objective is long-term growth of capital and income without excessive fluctuations in market value.
(c)	Fund investment objective is growth of capital and growth of income consistent with reasonable risk.
(d)	Fund investment objective is to seek high total return.
(e)	Fund investment objective is capital appreciation.
(f)	Fund investment objective is to seek a high current income and the opportunity for capital appreciation to produce a high total return.
(g)	Fund investment objective is to seek long-term capital appreciation.
(h)	Fund investment objective is to seek a high level of total return.
(i)	Fund investment objective is long-term capital appreciation.
(j)	Fund investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

See Notes to Financial Statements.

Statements of Assets and Liabilities

December 31, 2011

	Emerging Markets Currency Fund*	Global Allocation Fund
ASSETS:
Investments in securities, at cost	$307,965,656	$175,399,416
Investments in securities, at fair value	$303,808,053	$163,655,092
Cash	20,759,980	–
Foreign cash, at value (cost $27,950 and $0, respectively)	24,900	–
Receivables:
Interest and dividends	1,994,413	583,456
Investment securities sold	794,064	–
Capital shares sold	1,878,743	1,548,492
From affiliates (See Note 3)	–	47,814
Unrealized appreciation on forward foreign currency exchange contracts	1,833,132	–
Prepaid expenses and other assets	41,884	23,122
Total assets	331,135,169	165,857,976
LIABILITIES:
Payables:
Investment securities purchased	3,560,761	673,657
Capital shares reacquired	1,775,741	343,167
Management fee	132,343	–
12b-1 distribution fees	59,340	59,055
Directors’ fees	45,186	28,421
Fund administration	10,587	–
Variation margin	74,864	–
To affiliates (See Note 3)	12,658	–
Unrealized depreciation on forward foreign currency exchange contracts	9,631,254	–
Distributions payable	670,681	1,239,127
Accrued expenses	140,092	85,196
Total liabilities	16,113,507	2,428,623
NET ASSETS	$315,021,662	$163,429,353
COMPOSITION OF NET ASSETS:
Paid-in capital	$347,016,978	$180,699,057
Distributions in excess of net investment income	(14,101)	(4,488)
Accumulated net realized loss on investments, futures contracts and foreign currency related transactions	(19,774,479)	(5,520,128)
Net unrealized depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(12,206,736)	(11,745,088)
Net Assets	$315,021,662	$163,429,353

*	Formerly, Developing Local Markets Fund.

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

December 31, 2011

	Emerging Markets Currency Fund*	Global Allocation Fund

Net assets by class:
Class A Shares	$80,034,441	$108,216,851
Class B Shares	$1,673,947	$8,275,552
Class C Shares	$36,550,681	$26,321,573
Class F Shares	$76,794,968	$3,156,408
Class I Shares	$119,328,934	$14,085,965
Class P Shares	$9,098	–
Class R2 Shares	$218,389	$88,442
Class R3 Shares	$411,204	$3,284,562
Outstanding shares by class:
Class A Shares (415 million and 430 million shares of common stock authorized, $0.001 par value)	13,013,743	10,517,944
Class B Shares (30 million and 15 million shares of common stock authorized, $0.001 par value)	270,943	870,117
Class C Shares (100 million and 20 million shares of common stock authorized, $0.001 par value)	5,908,884	2,762,829
Class F Shares (100 million and 20 million shares of common stock authorized, $0.001 par value)	12,496,421	306,750
Class I Shares (100 million and 15 million shares of common stock authorized, $0.001 par value)	19,444,018	1,362,059
Class P Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	1,481	–
Class R2 Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	35,456	8,458
Class R3 Shares (20 million and 20 million shares of common stock authorized, $0.001 par value)	67,008	317,673
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$6.15	$10.29
Class A Shares–Maximum offering price (Net asset value plus sales charge of 2.25% and 5.75%, respectively)	$6.29	$10.92
Class B Shares–Net asset value	$6.18	$9.51
Class C Shares–Net asset value	$6.19	$9.53
Class F Shares–Net asset value	$6.15	$10.29
Class I Shares–Net asset value	$6.14	$10.34
Class P Shares–Net asset value	$6.14	–
Class R2 Shares–Net asset value	$6.16	$10.46
Class R3 Shares–Net asset value	$6.14	$10.34

*	Formerly, Developing Local Markets Fund.

See Notes to Financial Statements.

Statements of Operations

For the Year Ended December 31, 2011

	Emerging Markets Currency Fund*	Global Allocation Fund
Investment income:
Dividends	$–	$5,730,895
Interest and other	7,106,039	23
Total investment income	7,106,039	5,730,918
Expenses:
Management fee	1,615,606	422,592
12b-1 distribution plan–Class A	221,037	320,710
12b-1 distribution plan–Class B	21,480	100,317
12b-1 distribution plan–Class C	349,202	267,391
12b-1 distribution plan–Class F	87,354	2,911
12b-1 distribution plan–Class P	136	–
12b-1 distribution plan–Class R2	1,400	68
12b-1 distribution plan–Class R3	1,777	14,177
Shareholder servicing	329,878	339,750
Professional	77,431	40,062
Reports to shareholders	65,939	41,870
Fund administration	129,249	–
Custody	103,873	5,061
Directors’ fees	9,727	5,370
Registration	121,802	86,165
Subsidy (See Note 3)	150,434	–
Other	14,545	7,643
Gross expenses	3,300,870	1,654,087
Expense reductions (See Note 7)	(230)	(142)
Expenses assumed by Underlying Funds (See Note 3)	–	(525,779)
Management fee waived (See Note 3)	–	(422,592)
Net expenses	3,300,640	705,574
Net investment income	3,805,399	5,025,344
Net realized and unrealized gain (loss):
Capital gains distributions received from Underlying Funds	–	1,533,247
Net realized loss on investments, futures contracts and foreign currency related transactions	(15,808,061)	(450,756)**
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(11,943,156)	(19,608,555)
Net realized and unrealized loss	(27,751,217)	(18,526,064)
Net Decrease in Net Assets Resulting From Operations	$(23,945,818)	$(13,500,720)

*	Formerly, Developing Local Markets Fund.
**	Includes net realized loss from affiliated issuers of $(457,050) (See Note 9).

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Emerging Markets Currency Fund*
INCREASE IN NET ASSETS	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Operations:
Net investment income	$3,805,399	$4,424,088
Net realized gain (loss) on investments, futures contracts and foreign currency related transactions	(15,808,061)	10,989,549
Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	(11,943,156)	(2,261,658)
Net increase (decrease) in net assets resulting from operations	(23,945,818)	13,151,979
Distributions to shareholders from:
Net investment income
Class A	(2,718,531)	(2,934,278)
Class B	(40,038)	(72,968)
Class C	(780,752)	(742,063)
Class F	(2,383,764)	(1,691,340)
Class I	(2,505,265)	(2,251,834)
Class P	(721)	(400)
Class R2	(5,230)	(1,030)
Class R3	(8,516)	(6,710)
Net realized gain
Class A	(566,339)	(2,047,554)
Class B	(10,197)	(56,431)
Class C	(216,782)	(710,145)
Class F	(514,300)	(1,260,389)
Class I	(470,622)	(1,628,592)
Class P	(150)	(239)
Class R2	(1,502)	(1,438)
Class R3	(1,571)	(8,168)
Total distributions to shareholders	(10,224,280)	(13,413,579)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	248,487,758	214,871,426
Reinvestment of distributions	7,936,574	10,115,662
Cost of shares reacquired	(183,015,119)	(141,269,836)
Net increase in net assets resulting from capital share transactions	73,409,213	83,717,252
Net increase in net assets	39,239,115	83,455,652
NET ASSETS:
Beginning of year	$275,782,547	$192,326,895
End of year	$315,021,662	$275,782,547
Undistributed (distributions in excess of) net investment income	$(14,101)	$1,975,349

*	Formerly, Developing Local Markets Fund.

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Global Allocation Fund
INCREASE IN NET ASSETS	For the Year Ended December 31, 2011	For the Year Ended December 31, 2010
Operations:
Net investment income	$5,025,344	$3,844,600
Capital gains distributions received from Underlying Funds	1,533,247	397,823
Net realized loss on investments and foreign currency related transactions	(450,756)	(721,687)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(19,608,555)	12,034,420
Net increase (decrease) in net assets resulting from operations	(13,500,720)	15,555,156
Distributions to shareholders from:
Net investment income
Class A	(3,589,090)	(2,865,161)
Class B	(256,468)	(284,751)
Class C	(759,643)	(601,037)
Class F	(99,816)	(50,152)
Class I	(391,082)	(158,392)
Class R2	(993)	(279)
Class R3	(94,353)	(45,322)
Total distributions to shareholders	(5,191,445)	(4,005,094)
Capital share transactions (Net of share conversions) (See Note 11):
Net proceeds from sales of shares	60,938,657	63,613,559
Reinvestment of distributions	4,812,956	3,710,387
Cost of shares reacquired	(41,052,164)	(35,241,387)
Net increase in net assets resulting from capital share transactions	24,699,449	32,082,559
Net increase in net assets	6,007,284	43,632,621
NET ASSETS:
Beginning of year	$157,422,069	$113,789,448
End of year	$163,429,353	$157,422,069
Undistributed (distributions in excess of) net investment income	$(4,488)	$35,547

See Notes to Financial Statements.

Financial Highlights

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class A Shares
	Year Ended 12/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$6.74	$6.70	$5.72	$6.73	$6.84

Investment operations:

Net investment income(a)	.08	.11	.17	.24	.22

Net realized and unrealized gain (loss)	(.46)	.27	.99	(1.01)	.31

Total from investment operations	(.38)	.38	1.16	(.77)	.53

Distributions to shareholders from:

Net investment income	(.18)	(.20)	(.18)	(.14)	(.64)

Net realized gain	(.03)	(.14)	–	–	–

Return of capital	–	–	–	(.10)	–

Total distributions	(.21)	(.34)	(.18)	(.24)	(.64)

Net asset value, end of year	$6.15	$6.74	$6.70	$5.72	$6.73

Total Return(b)	(5.87)%	5.79%	20.53%	(11.90)%	7.98%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.02%	1.17%	1.27%	1.23%	1.14%

Expenses, including expense reductions and expenses reimbursed	1.02%	1.17%	1.27%	1.22%	1.14%

Expenses, excluding expense reductions and expenses reimbursed	1.02%	1.17%	1.27%	1.27%	1.83%

Net investment income	1.18%	1.68%	2.69%	3.59%	3.25%

Supplemental Data:
Net assets, end of year (000)	$80,034	$98,279	$109,152	$83,426	$44,148

Portfolio turnover rate	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class B Shares
	Year Ended 12/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$6.77	$6.73	$5.74	$6.74	$6.85

Investment operations:

Net investment income(a)	.03	.07	.13	.19	.18

Net realized and unrealized gain (loss)	(.46)	.26	.99	(1.00)	.28

Total from investment operations	(.43)	.33	1.12	(.81)	.46

Distributions to shareholders from:

Net investment income	(.13)	(.15)	(.13)	(.11)	(.57)

Net realized gain	(.03)	(.14)	–	–	–

Return of capital	–	–	–	(.08)	–

Total distributions	(.16)	(.29)	(.13)	(.19)	(.57)

Net asset value, end of year	$6.18	$6.77	$6.73	$5.74	$6.74

Total Return(b)	(6.55)%	5.10%	19.68%	(12.37)%	7.26%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.80%	1.83%	1.93%	1.88%	1.79%

Expenses, including expense reductions and expenses reimbursed	1.80%	1.83%	1.93%	1.88%	1.79%

Expenses, excluding expense reductions and expenses reimbursed	1.80%	1.83%	1.93%	1.95%	2.46%

Net investment income	.44%	1.05%	2.11%	2.93%	2.58%

Supplemental Data:
Net assets, end of year (000)	$1,674	$2,693	$3,884	$4,105	$3,303

Portfolio turnover rate	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class C Shares
	Year Ended 12/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$6.78	$6.74	$5.74	$6.75	$6.86

Investment operations:

Net investment income(a)	.03	.07	.13	.19	.18

Net realized and unrealized gain (loss)	(.46)	.26	1.00	(1.01)	.30

Total from investment operations	(.43)	.33	1.13	(.82)	.48

Distributions to shareholders from:

Net investment income	(.13)	(.15)	(.13)	(.11)	(.59)

Net realized gain	(.03)	(.14)	–	–	–

Return of capital	–	–	–	(.08)	–

Total distributions	(.16)	(.29)	(.13)	(.19)	(.59)

Net asset value, end of year	$6.19	$6.78	$6.74	$5.74	$6.75

Total Return(b)	(6.44)%	5.09%	19.85%	(12.50)%	7.27%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.69%	1.82%	1.91%	1.87%	1.79%

Expenses, including expense reductions and expenses reimbursed	1.69%	1.82%	1.91%	1.87%	1.79%

Expenses, excluding expense reductions and expenses reimbursed	1.69%	1.82%	1.91%	1.91%	2.47%

Net investment income	.51%	1.02%	2.03%	2.95%	2.60%

Supplemental Data:
Net assets, end of year (000)	$36,551	$34,232	$27,512	$18,407	$5,952

Portfolio turnover rate	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class F Shares
	Year Ended 12/31				9/28/2007(a) to 12/31/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.74	$6.69	$5.71	$6.73	$6.92

Investment operations:

Net investment income(b)	.09	.13	.18	.25	.07

Net realized and unrealized gain (loss)	(.47)	.27	.99	(1.01)	.17

Total from investment operations	(.38)	.40	1.17	(.76)	.24

Distributions to shareholders from:

Net investment income	(.18)	(.21)	(.19)	(.15)	(.43)

Net realized gain	(.03)	(.14)	–	–	–

Return of capital	–	–	–	(.11)	–

Total distributions	(.21)	(.35)	(.19)	(.26)	(.43)

Net asset value, end of period	$6.15	$6.74	$6.69	$5.71	$6.73

Total Return(c)	(5.77)%	6.20%	20.82%	(11.76)%	3.56	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.91%	.92%	.98%	.96%	.16	%(d)

Expenses, including expense reductions and expenses reimbursed	.91%	.92%	.98%	.96%	.16	%(d)

Expenses, excluding expense reductions and expenses reimbursed	.91%	.92%	.98%	.98%	.17	%(d)

Net investment income	1.27%	1.88%	2.72%	3.94%	1.02	%(d)

Supplemental Data:
Net assets, end of period (000)	$76,795	$61,059	$24,463	$710	$10

Portfolio turnover rate	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class I Shares
	Year Ended 12/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$6.73	$6.69	$5.72	$6.73	$6.85

Investment operations:

Net investment income(a)	.09	.13	.19	.26	.25

Net realized and unrealized gain (loss)	(.46)	.27	.98	(1.00)	.29

Total from investment operations	(.37)	.40	1.17	(.74)	.54

Distributions to shareholders from:

Net investment income	(.19)	(.22)	(.20)	(.15)	(.66)

Net realized gain	(.03)	(.14)	–	–	–

Return of capital	–	–	–	(.12)	–

Total distributions	(.22)	(.36)	(.20)	(.27)	(.66)

Net asset value, end of year	$6.14	$6.73	$6.69	$5.72	$6.73

Total Return(b)	(5.68)%	6.17%	20.89%	(11.47)%	8.20%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	.81%	.83%	.92%	.88%	.77%

Expenses, including expense reductions and expenses reimbursed	.81%	.83%	.92%	.87%	.77%

Expenses, excluding expense reductions and expenses reimbursed	.81%	.83%	.92%	.90%	1.45%

Net investment income	1.40%	2.00%	3.06%	3.96%	3.64%

Supplemental Data:
Net assets, end of year (000)	$119,329	$79,092	$27,176	$19,830	$888

Portfolio turnover rate	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class P Shares
	Year Ended 12/31
	2011	2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of year	$6.74	$6.69	$5.71	$6.71	$6.82

Investment operations:

Net investment income(a)	.07	.11	.16	.24	.22

Net realized and unrealized gain (loss)	(.48)	.27	.99	(1.01)	.30

Total from investment operations	(.41)	.38	1.15	(.77)	.52

Distributions to shareholders from:

Net investment income	(.16)	(.19)	(.17)	(.13)	(.63)

Net realized gain	(.03)	(.14)	–	–	–

Return of capital	–	–	–	(.10)	–

Total distributions	(.19)	(.33)	(.17)	(.23)	(.63)

Net asset value, end of year	$6.14	$6.74	$6.69	$5.71	$6.71

Total Return(b)	(6.07)%	5.87%	20.43%	(11.91)%	7.96%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.25%	1.27%	1.32%	1.30%	1.17%

Expenses, including expense reductions and expenses reimbursed	1.25%	1.27%	1.32%	1.30%	1.17%

Expenses, excluding expense reductions and expenses reimbursed	1.25%	1.27%	1.32%	1.37%	1.93%

Net investment income	.98%	1.61%	2.50%	3.52%	3.30%

Supplemental Data:
Net assets, end of year (000)	$9	$32	$16	$4	$9

Portfolio turnover rate	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.

See Notes to Financial Statements.

Financial Highlights (continued)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class R2 Shares
	Year Ended 12/31				9/28/2007(a) to 12/31/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.75	$6.71	$5.72	$6.73	$6.92

Investment operations:

Net investment income(b)	.05	.09	.15	.25	.06

Net realized and unrealized gain (loss)	(.46)	.27	1.00	(1.01)	.17

Total from investment operations	(.41)	.36	1.15	(.76)	.23

Distributions to shareholders from:

Net investment income	(.15)	(.18)	(.16)	(.14)	(.42)

Net realized gain	(.03)	(.14)	–	–	–

Return of capital	–	–	–	(.11)	–

Total distributions	(.18)	(.32)	(.16)	(.25)	(.42)

Net asset value, end of period	$6.16	$6.75	$6.71	$5.72	$6.73

Total Return(c)	(6.22)%	5.54%	20.12%	(11.63)%	3.45	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.41%	1.42%	1.50%	1.08%	.27	%(d)

Expenses, including expense reductions and expenses reimbursed	1.41%	1.42%	1.50%	1.07%	.27	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.41%	1.42%	1.50%	1.15%	.28	%(d)

Net investment income	.76%	1.39%	2.44%	3.74%	.92	%(d)

Supplemental Data:
Net assets, end of period (000)	$218	$70	$23	$12	$10

Portfolio turnover rate	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

EMERGING MARKETS CURRENCY FUND (formerly, Developing Local Markets Fund)

	Class R3 Shares
	Year Ended 12/31				9/28/2007(a) to 12/31/2007
	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$6.73	$6.70	$5.72	$6.73	$6.92

Investment operations:

Net investment income(b)	.06	.10	.16	.23	.07

Net realized and unrealized gain (loss)	(.46)	.26	.99	(.99)	.17

Total from investment operations	(.40)	.36	1.15	(.76)	.24

Distributions to shareholders from:

Net investment income	(.16)	(.19)	(.17)	(.14)	(.43)

Net realized gain	(.03)	(.14)	–	–	–

Return of capital	–	–	–	(.11)	–

Total distributions	(.19)	(.33)	(.17)	(.25)	(.43)

Net asset value, end of period	$6.14	$6.73	$6.70	$5.72	$6.73

Total Return(c)	(6.14)%	5.49%	20.33%	(11.76)%	3.48	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses reimbursed	1.31%	1.33%	1.41%	1.26%	.25	%(d)

Expenses, including expense reductions and expenses reimbursed	1.31%	1.33%	1.41%	1.26%	.25	%(d)

Expenses, excluding expense reductions and expenses reimbursed	1.31%	1.33%	1.41%	1.30%	.25	%(d)

Net investment income	.92%	1.48%	2.52%	3.50%	.95	%(d)

Supplemental Data:
Net assets, end of period (000)	$411	$326	$103	$57	$10

Portfolio turnover rate	130.30%	113.50%	90.72%	83.70%	301.30%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

GLOBAL ALLOCATION FUND

	Class A Shares
	Year Ended 12/31
	2011		2010		2009		2008		2007
Per Share Operating Performance
Net asset value, beginning of year	$11.41		$10.56		$ 7.95		$13.15		$13.17

Investment operations:

Net investment income(a)	.35		.33		.28		.26		.06

Net realized and unrealized gain (loss)	(1.12)		.84		2.66		(5.10)		1.48

Total from investment operations	(.77)		1.17		2.94		(4.84)		1.54

Distributions to shareholders from:

Net investment income	(.35)		(.32)		(.33)		(.17)		(.03)

Net realized gain	–		–		–		(.19)		(1.53)

Total distributions	(.35)		(.32)		(.33)		(.36)		(1.56)

Net asset value, end of year	$10.29		$11.41		$10.56		$ 7.95		$13.15

Total Return(b)	(6.89)%		11.36%		37.83%		(37.33)%		11.82%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.28	%(c)	.35	%(c)	.35	%(c)	1.07	%(c)	1.60%

Expenses, including expense reductions, expenses assumed and management fee waived	.28	%(c)	.35	%(c)	.35	%(c)	1.06	%(c)	1.60%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.84	%(c)	.94	%(c)	1.17	%(c)	1.60	%(c)	1.71%

Net investment income	3.11	%(c)	3.07	%(c)	3.15	%(c)	2.40	%(c)	.45%

Supplemental Data:
Net assets, end of year (000)	$108,217		$107,234		$83,625		$53,568		$94,321

Portfolio turnover rate	27.66%		9.48%		6.81%		147.44%		87.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class B Shares
	Year Ended 12/31
	2011		2010		2009		2008		2007
Per Share Operating Performance
Net asset value, beginning of year	$10.57		$ 9.81		$7.38		$12.25		$12.42

Investment operations:

Net investment income (loss)(a)	.24		.23		.21		.18		(.03)

Net realized and unrealized gain (loss)	(1.03)		.79		2.48		(4.74)		1.39

Total from investment operations	(.79)		1.02		2.69		(4.56)		1.36

Distributions to shareholders from:

Net investment income	(.27)		(.26)		(.26)		(.12)		–

Net realized gain	–		–		–		(.19)		(1.53)

Total distributions	(.27)		(.26)		(.26)		(.31)		(1.53)

Net asset value, end of year	$ 9.51		$10.57		$9.81		$ 7.38		$12.25

Total Return(b)	(7.56)%		10.60%		37.10%		(37.74)%		11.08%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.99	%(c)	1.00	%(c)	1.00	%(c)	1.72	%(c)	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.99	%(c)	1.00	%(c)	1.00	%(c)	1.72	%(c)	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.55	%(c)	1.59	%(c)	1.82	%(c)	2.26	%(c)	2.36%

Net investment income (loss)	2.29	%(c)	2.35	%(c)	2.49	%(c)	1.74	%(c)	(.20)%

Supplemental Data:
Net assets, end of year (000)	$8,276		$11,389		$10,668		$7,194		$12,653

Portfolio turnover rate	27.66%		9.48%		6.81%		147.44%		87.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class C Shares
	Year Ended 12/31
	2011		2010		2009		2008		2007
Per Share Operating Performance
Net asset value, beginning of year	$10.59		$ 9.83		$7.40		$12.28		$12.44

Investment operations:

Net investment income (loss)(a)	.25		.24		.22		.18		(.03)

Net realized and unrealized gain (loss)	(1.03)		.78		2.47		(4.75)		1.40

Total from investment operations	(.78)		1.02		2.69		(4.57)		1.37

Distributions to shareholders from:

Net investment income	(.28)		(.26)		(.26)		(.12)		–

Net realized gain	–		–		–		(.19)		(1.53)

Total distributions	(.28)		(.26)		(.26)		(.31)		(1.53)

Net asset value, end of year	$ 9.53		$10.59		$9.83		$ 7.40		$12.28

Total Return(b)	(7.48)%		10.58%		37.00%		(37.73)%		11.14%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.97	%(c)	1.00	%(c)	1.00	%(c)	1.71	%(c)	2.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.97	%(c)	1.00	%(c)	1.00	%(c)	1.71	%(c)	2.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.53	%(c)	1.59	%(c)	1.80	%(c)	2.25	%(c)	2.36%

Net investment income (loss)	2.42	%(c)	2.46	%(c)	2.55	%(c)	1.76	%(c)	(.20)%

Supplemental Data:
Net assets, end of year (000)	$26,322		$25,893		$17,741		$9,428		$16,104

Portfolio turnover rate	27.66%		9.48%		6.81%		147.44%		87.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class F Shares
	Year Ended 12/31								9/28/2007(a) to 12/31/2007
	2011		2010		2009		2008
Per Share Operating Performance
Net asset value, beginning of period	$11.41		$10.56		$ 7.95		$13.12		$14.71

Investment operations:

Net investment income(b)	.37		.39		.35		.32		.01

Net realized and unrealized gain (loss)	(1.12)		.80		2.61		(5.11)		(.26)

Total from investment operations	(.75)		1.19		2.96		(4.79)		(.25)

Distributions to shareholders from:

Net investment income	(.37)		(.34)		(.35)		(.19)		(.07)

Net realized gain	–		–		–		(.19)		(1.27)

Total distributions	(.37)		(.34)		(.35)		(.38)		(1.34)

Net asset value, end of period	$10.29		$11.41		$10.56		$ 7.95		$13.12

Total Return(c)	(6.72)%		11.57%		38.16%		(37.09)%		(1.67	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.10	%(e)	.10	%(e)	.10	%(e)	.62	%(e)	.30	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.10	%(e)	.10	%(e)	.10	%(e)	.61	%(e)	.30	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.66	%(e)	.69	%(e)	.83	%(e)	1.26	%(e)	.39	%(d)

Net investment income	3.36	%(e)	3.63	%(e)	3.66	%(e)	3.02	%(e)	.04	%(d)

Supplemental Data:
Net assets, end of period (000)	$3,156		$2,256		$641		$9		$10

Portfolio turnover rate	27.66%		9.48%		6.81%		147.44%		87.01%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class I Shares
	Year Ended 12/31
	2011		2010		2009		2008		2007
Per Share Operating Performance
Net asset value, beginning of year	$11.47		$10.61		$ 7.98		$13.18		$13.19

Investment operations:

Net investment income(a)	.38		.37		.32		.31		.11

Net realized and unrealized gain (loss)	(1.13)		.84		2.67		(5.13)		1.49

Total from investment operations	(.75)		1.21		2.99		(4.82)		1.60

Distributions to shareholders from:

Net investment income	(.38)		(.35)		(.36)		(.19)		(.08)

Net realized gain	–		–		–		(.19)		(1.53)

Total distributions	(.38)		(.35)		(.36)		(.38)		(1.61)

Net asset value, end of year	$10.34		$11.47		$10.61		$ 7.98		$13.18

Total Return(b)	(6.69)%		11.69%		38.39%		(37.10)%		12.25%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00	%(c)	.00	%(c)	.69	%(c)	1.25%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00	%(c)	.00	%(c)	.69	%(c)	1.25%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.57	%(c)	.60	%(c)	.80	%(c)	1.25	%(c)	1.36%

Net investment income	3.38	%(c)	3.40	%(c)	3.55	%(c)	2.85	%(c)	.78%

Supplemental Data:
Net assets, end of year (000)	$14,086		$8,460		$1,055		$557		$804

Portfolio turnover rate	27.66%		9.48%		6.81%		147.44%		87.01%

(a)	Calculated using average shares outstanding during the year.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (continued)

GLOBAL ALLOCATION FUND

	Class R2 Shares
	Year Ended 12/31						6/23/2008(a) to 12/31/2008
	2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$11.55		$10.64		$ 7.96		$11.83

Investment operations:

Net investment income(b)	.49		.36		.31		.18

Net realized and unrealized gain (loss)	(1.26)		.85		2.68		(3.70)

Total from investment operations	(.77)		1.21		2.99		(3.52)

Distributions to shareholders from:

Net investment income	(.32)		(.30)		(.31)		(.16)

Net realized gain	–		–		–		(.19)

Total distributions	(.32)		(.30)		(.31)		(.35)

Net asset value, end of period	$10.46		$11.55		$10.64		$ 7.96

Total Return(c)	(6.77)%		11.63%		38.36%		(30.36	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.34	%(e)	.05	%(e)	.00	%(e)	.32	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.34	%(e)	.05	%(e)	.00	%(e)	.32	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.93	%(e)	.65	%(e)	.81	%(e)	.87	%(d)(e)

Net investment income	4.44	%(e)	3.38	%(e)	3.46	%(e)	1.88	%(d)(e)

Supplemental Data:
Net assets, end of period (000)	$88		$11		$10		$7

Portfolio turnover rate	27.66%		9.48%		6.81%		147.44%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Financial Highlights (concluded)

GLOBAL ALLOCATION FUND

	Class R3 Shares
	Year Ended 12/31						6/23/2008(a) to 12/31/2008
	2011		2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$11.47		$10.62		$ 7.95		$11.83

Investment operations:

Net investment income(b)	.34		.34		.37		.18

Net realized and unrealized gain (loss)	(1.14)		.82		2.62		(3.70)

Total from investment operations	(.80)		1.16		2.99		(3.52)

Distributions to shareholders from:

Net investment income	(.33)		(.31)		(.32)		(.17)

Net realized gain	–		–		–		(.19)

Total distributions	(.33)		(.31)		(.32)		(.36)

Net asset value, end of period	$10.34		$11.47		$10.62		$ 7.95

Total Return(c)	(7.10)%		11.17%		38.40%		(30.40	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.47	%(e)	.50	%(e)	.26	%(e)	.27	%(d)(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.47	%(e)	.50	%(e)	.26	%(e)	.26	%(d)(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	1.04	%(e)	1.10	%(e)	.92	%(e)	.82	%(d)(e)

Net investment income	3.03	%(e)	3.20	%(e)	3.79	%(e)	1.93	%(d)(e)

Supplemental Data:
Net assets, end of period (000)	$3,285		$2,179		$51		$7

Portfolio turnover rate	27.66%		9.48%		6.81%		147.44%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 9/14/2007 and date shares first became available to the public was 7/1/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Does not include expenses of the Underlying Funds in which the Fund invests.

See Notes to Financial Statements.

Notes to Financial Statements

1.    ORGANIZATION

Lord Abbett Global Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios (each, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Emerging Markets Currency Fund (“Emerging Markets Currency Fund”, formerly, Developing Local Markets Fund), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Global Allocation Fund (“Global Allocation Fund”), Class A, B, C, F, I, R2 and R3 shares. As of the date of this report, Global Allocation has not issued Class P shares. Global Allocation Fund is diversified as defined in the Act and Emerging Markets Currency Fund is non-diversified as defined in the Act. On January 31, 2011, Developing Local Markets Fund changed its name to Emerging Markets Currency Fund.

Emerging Markets Currency Fund’s investment objective is to seek high total return. Global Allocation Fund’s investment objective is total return. Global Allocation Fund invests in other mutual funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”).

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Funds no longer issue Class B shares for purchase. Emerging Markets Currency Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Funds’ prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing

Notes to Financial Statements (continued)

services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2008 through December 31, 2011. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Company that do not specifically relate to an individual fund are generally allocated to the Funds within the Company on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)

Foreign Transactions–The books and records of Emerging Markets Currency Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized

Notes to Financial Statements (continued)

loss on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–Emerging Markets Currency Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on investments, futures contracts and foreign currency related transactions on the Fund’s Statement of Operations.

(h)	Futures Contracts–Emerging Markets Currency Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–Emerging Markets Currency Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

Notes to Financial Statements (continued)

(j)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(k)	Mortgage Dollar Rolls–Emerging Markets Currency Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(l)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

The following is a summary of the inputs used as of December 31, 2011 in valuing each Fund’s investments carried at fair value:

	Emerging Markets Currency Fund
Investment Type*	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$45,226,949	$–	$45,226,949
Corporate Bonds	–	116,599,423	–	116,599,423
Foreign Government Obligations	–	32,632,321	–	32,632,321
Government Sponsored Enterprises Collateralized Mortgage Obligations	–	9,412,924	–	9,412,924
Government Sponsored Enterprises Pass-Through	–	35,050,004	–	35,050,004
Non-Agency Commercial Mortgage-Backed Securities	–	64,886,432	–	64,886,432
Total	$–	$303,808,053	$–	$303,808,053
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Asset	$–	$1,833,132	$–	$1,833,132
Liabilities	–	(9,631,254)	–	(9,631,254)
Futures Contracts
Asset	–	–	–	–
Liabilities	(252,731)	–	–	(252,731)
Total	$(252,731)	$(7,798,122)	$–	$(8,050,853)

*	See Schedule of Investments for fair values in each industry.

	Global Allocation Fund
Investment Type	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Investment in Underlying Funds	$163,447	$–	$–	$163,447
Repurchase Agreement	–	208	–	208
Total	$163,447	$208	$–	$163,655

(m)	Disclosures about Derivative Instruments and Hedging Activities–Emerging Markets Currency Fund entered into forward foreign currency exchange contracts during the fiscal year ended December 31, 2011 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts and deposits as collateral.

Notes to Financial Statements (continued)

Emerging Markets Currency Fund entered into U.S. Treasury futures contracts during the fiscal year ended December 31, 2011 (as described in note 2(h)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

At December 31, 2011, the Emerging Markets Currency Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments.

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Fair Value
Forward Foreign Currency Exchange Contracts(1)	$–	$1,833,132	$1,833,132
Total	$–	$1,833,132	$1,833,132
Liability Derivatives
Futures Contracts(2)	$252,731	$–	$252,731
Forward Foreign Currency Exchange Contracts(3)	–	9,631,254	9,631,254
Total	$252,731	$9,631,254	$9,883,985

(1)	Statement of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)

Statement of Assets & Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the statement of assets and liabilities.

(3)	Statement of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments during the fiscal year ended December 31, 2011, were as follows:

	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total
Net Realized Loss(1)
Futures Contracts	$(3,158,625)	$–	$(3,158,625)
Forward Foreign Currency Exchange Contracts	$–	$(11,265,563)	$(11,265,563)
Net Change in Unrealized Appreciation/Depreciation(2)
Futures Contracts	$(760,088)	$–	$(760,088)
Forward Foreign Currency Exchange Contracts	$–	$(7,233,216)	$(7,233,216)
Average Number of Contracts/ Notional Amounts*
Futures Contracts(3)	476	–	476
Forward Foreign Currency Exchange Contracts(4)	$–	$379,309,600	$379,309,600

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2011.
(1)	Statement of Operations location: Net realized loss on investments, futures contracts and foreign currency related transactions.

Notes to Financial Statements (continued)

(2)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies.
(3)	Amount represents number of contracts.
(4)	Amount represents notional amount in U.S. dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Company has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at the following annual rates:

Emerging Markets Currency Fund
First $1 billion	.50%
Over $1 billion	.45%

Global Allocation Fund	.25%	(1)

(1)

Lord Abbett waived the entire management fee for the Global Allocation Fund for the fiscal year ended December 31, 2011. For the period from May 1, 2011 through September 25, 2012, Lord Abbett contractually agreed to waive .20% of its management fee for Global Allocation Fund. This agreement may be terminated only upon approval of the Board of Directors. Effective May 1, 2011, Lord Abbett also voluntarily agreed to waive an additional .05% of its management fee for Global Allocation Fund. Lord Abbett may discontinue the voluntary waiver or change the level of its voluntary waiver at any time. Effective January 1, 2012, Lord Abbett discontinued its voluntary management fee waiver for Global Allocation Fund.

For the fiscal year ended December 31, 2011, the effective management fee paid to Lord Abbett was at an annualized rate of .50% and .00% of average daily net assets for the Emerging Markets Currency Fund and Global Allocation Fund, respectively.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Emerging Markets Currency Fund’s average daily net assets. The Global Allocation Fund does not pay such a fee.

Global Allocation Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Affiliated Fund, Inc.; Lord Abbett Global Fund, Inc. – Lord Abbett Emerging Markets Currency Fund; Lord Abbett Investment Trust – Lord Abbett High Yield Fund; Lord Abbett Mid Cap Value Fund, Inc.; Lord Abbett Research Fund, Inc. – Lord Abbett Classic Stock Fund and Lord Abbett Growth Opportunities Fund; and Lord Abbett Securities Trust – Lord Abbett International Core Equity Fund, Lord Abbett International Dividend Income Fund and Lord Abbett International Opportunities Fund) pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and fees pursuant to the 12b-1 distribution plan) of Global Allocation Fund in proportion to the average daily value of total Underlying Fund shares owned by Global Allocation Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds in Global Allocation Fund’s Statement of Operations and Receivables from affiliates on Global Allocation Fund’s Statement of Assets and Liabilities. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on Emerging Markets Currency Fund’s Statement of Operations and Payable to affiliates on Emerging Markets Currency Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

As of December 31, 2011, the percentages of the Emerging Markets Currency Fund’s outstanding shares owned by Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Income Strategy Fund, Lord Abbett Global Allocation Fund and Lord Abbett Growth & Income Strategy Fund were 17.33%, 7.21%, 8.31%, and 1.00%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Emerging Markets Currency Fund
Fees*	Class A(1)	Class B	Class C(2)	Class F	Class P	Class R2	Class R3
Service	.15%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%

Global Allocation Fund
Fees*	Class A(3)	Class B	Class C	Class F	Class P	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	–	.75%	.75%	.10%	.20%	.35%	.25%

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)

Effective February 1, 2011, the Class A 12b-1 fee was reduced from .35% (.25% service, .10% distribution) of the Fund’s average daily net assets attributable to Class A shares to .20% (.15% service, .05% distribution).

(2)

Effective February 1, 2011, the Class C 12b-1 fee was reduced to a blended rate calculated based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.05% service, .75% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.

(3)

Effective May 1, 2011, the Class A 12b-1 fee was reduced from .35% (.25% service, .10% distribution) of the Fund’s average daily net assets attributable to Class A shares to .25% (.25% service, .00% distribution).

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2011:

	Distributor Commissions	Dealers’ Concessions
Emerging Markets Currency Fund	$18,622	$124,968
Global Allocation Fund	134,210	762,334

Distributor received the following amount of CDSCs for the fiscal year ended December 31, 2011:

	Class A	Class C
Emerging Markets Currency Fund	$3,914	$11,034
Global Allocation Fund	1,019	4,857

Two Directors and certain of the Company’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly for Emerging Markets Currency Fund and declared and paid quarterly for Global Allocation Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2011 and 2010 were as follows:

	Emerging Markets Currency Fund		Global Allocation Fund
	12/31/2011	12/31/2010	12/31/2011	12/31/2010
Distributions paid from:
Ordinary income	$10,224,280	$10,064,119	$5,191,445	$4,005,094
Net long-term capital gains	–	3,349,460	–	–
Total distributions paid	$10,224,280	$13,413,579	$5,191,445	$4,005,094

As of December 31, 2011, the components of accumulated losses on a tax-basis were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund
Undistributed ordinary income–net	$31,085	$23,933
Total undistributed earnings	$31,085	$23,933
Capital loss carryforwards*	(13,872,572)	(4,140,375)
Temporary differences	(10,456,761)	(43,387)
Unrealized losses–net	(7,697,068)	(13,109,875)
Total accumulated losses–net	$(31,995,316)	$(17,269,704)

*	As of December 31, 2011, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	2018	Indefinite	Total
Emerging Markets Currency Fund	$–	$–	$–	$13,872,572	$13,872,572
Global Allocation Fund	2,394,085	1,738,042	8,248	–	4,140,375

In accordance with the Regulated Investment Company Modernization Act of 2010, the Funds will carryforward capital losses incurred in taxable years beginning after December 22, 2010 (“post- enactment losses”) indefinitely. Post-enactment losses will retain their character as either short-term or long-term and be utilized before any pre-enactment losses.

Notes to Financial Statements (continued)

At the Funds’ election, certain losses incurred within the taxable year (Qualified Late-Year Losses) are deemed to arise on the first business day of the Funds’ next taxable year. The Funds incurred and will elect to defer post-October capital losses during fiscal 2011 as follows:

Post-October Capital Losses
Emerging Markets Currency Fund	$10,411,575
Global Allocation Fund	14,966

As of December 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Currency Fund	Global Allocation Fund
Tax cost	$310,111,428	$176,764,203
Gross unrealized gain	1,422,110	642,077
Gross unrealized loss	(7,725,485)	(13,751,188)
Net unrealized security loss	$(6,303,375)	$(13,109,111)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain distributions received, wash sales and amortization of premium.

Permanent items identified during the fiscal year ended December 31, 2011 have been reclassified among the components of net assets based on their tax basis treatment as follows:

	Distributions in Excess of Net Investment Income	Accumulated Net Realized Loss
Emerging Markets Currency Fund	$2,647,968	$(2,647,968)
Global Allocation Fund	126,066	(126,066)

The permanent differences are attributable to the tax treatment of amortization of premium, foreign currency transactions, certain distributions, certain securities, and paydown gains and losses.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2011 were as follows:

	U.S. Government Purchases*	Non-U.S. Government Purchases	U.S. Government Sales*	Non-U.S. Government Sales
Emerging Markets Currency Fund	$136,448,862	$371,401,236	$107,246,183	$290,469,756
Global Allocation Fund	–	73,320,665	–	46,969,801

*	Includes U.S. Government sponsored enterprises securities.

Notes to Financial Statements (continued)

6.    DIRECTORS’ REMUNERATION

The Company’s officers and the two Directors who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statements of Operations and in Directors’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company (“SSB”) is the Company’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

9.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Global Allocation Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the fiscal year ended December 31, 2011:

Affiliated Issuer	Balance of Shares Held at 12/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/2011	Value at 12/31/2011	Net Realized Gain (Loss) 1/1/2011 to 12/31/2011		Dividend Income 1/1/2011 to 12/31/2011
Lord Abbett Affiliated Fund, Inc. – Class I	763,461	119,229	(3,156)	879,534	$9,296,675	$1,483		$144,788
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	402,492	65,103	(187,500)	280,095	7,534,548	373,125		88,078
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	2,764,281	1,745,898	(250,889)	4,259,290	26,152,038	38,094	(a)	636,973
Lord Abbett Investment Trust – Floating Rate Fund – Class I	312,207	88,130	(400,337)	–	–	26,395		81,028
Lord Abbett Securities Trust – Fundamental Equity Fund – Class I	924,563	98,496	(1,023,059)	–	–	709,521		–
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund –Class I	510,928	179,622	(266,384)	424,166	7,698,609	1,962,274	(b)	–

Notes to Financial Statements (continued)

Affiliated Issuer	Balance of Shares Held at 12/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 12/31/2011	Value at 12/31/2011	Net Realized Gain (Loss) 1/1/2011 to 12/31/2011	Dividend Income 1/1/2011 to 12/31/2011
Lord Abbett Investment Trust – High Yield Fund – Class I	2,637,434	687,261	(102,718)	3,221,977	$23,939,289	$212,477 (c)	$1,733,551
Lord Abbett Securities Trust – International Core Equity Fund – Class I	761,449	102,686	(589,079)	275,056	2,896,341	(1,337,194)	88,326
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	5,613,950	2,284,802	(120,401)	7,778,351	58,104,280	(50,900)	2,763,376
Lord Abbett Securities Trust – International Opportunities Fund – Class I	915,238	137,794	(533,171)	519,861	5,993,999	(844,112)	67,415
Lord Abbett Mid Cap Value Fund, Inc. – Class I	–	1,394,088	–	1,394,088	21,831,411	–	113,457
Lord Abbett Investment Trust – Short Duration Income Fund – Class I	–	748,271	(748,271)	–	–	(14,966)	13,903
Total					$163,447,190	$1,076,197	$5,730,895

(a)	Includes $126,067 of distributed capital gains.
(b)	Includes $1,239,677 of distributed capital gains.
(c)	Includes $167,503 of distributed capital gains.

10.    INVESTMENT RISKS

Each Fund is subject to the risks of investing in securities that are issued by non-U.S. entities, the risks of investing in derivatives, liquidity risk, and the risks from leverage.

Foreign securities may pose greater risks than domestic securities, including greater price fluctuations, less government regulation, and higher transaction costs. These risks generally are greater for emerging market securities. Foreign investments also may be affected by changes in currency rates or currency controls.

Derivatives are subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate, or index.

Illiquid securities may lower a Fund’s returns since the Fund may be unable to sell these securities at its desired time or price.

Leverage, including borrowing, may increase volatility in a Fund by magnifying the effect of changes in the value of the Fund’s holdings. The use of leverage may cause investors in a Fund to lose more money in adverse environments than would be the case in the absence of leverage.

The Emerging Markets Currency Fund is subject to the general risks and considerations associated with investing in debt securities, including interest rate risk. When interest rates rise, the prices of debt securities and an investment in the Emerging Markets Currency Fund are likely to decline. In times of economic uncertainty, high-yield debt securities (or “junk bonds”) may decline in price, even when interest rates are falling. There is also the risk that an issuer of a debt security will fail to

Notes to Financial Statements (continued)

make timely payments of principal or interest to the Emerging Markets Currency Fund, a risk that is greater with junk bonds.

The mortgage-related securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, economic conditions, including delinquencies and/or defaults. These changes can affect the value, income and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive a Fund of income payments above current market rates. Alternatively, rising interest rates may cause payments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security.

Foreign currency exchange rates may fluctuate significantly over short periods of time. The Emerging Markets Currency Fund’s use of currency-related transactions involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by the Emerging Markets Currency Fund that are denominated in those currencies.

The securities markets of developing or emerging countries tend to be less liquid, are especially subject to greater price volatility, have a smaller market capitalization, have less government regulation and may not be subject to as extensive and frequent accounting, financial, and other reporting requirements as securities issued in more developed countries.

The Emerging Markets Currency Fund believes that its investment strategies with respect to foreign currencies will generate qualifying income under current U.S. federal income tax law. However, there can be no assurance that the U.S. Treasury Department will not issue regulations in the future (possibly with retroactive effect) that would treat some or all of the Fund’s foreign currency gains as nonqualifying income.

The value of the Global Allocation Fund’s investments will fluctuate in response to various factors related to domestic and foreign equity and fixed income markets, as well as the financial condition and prospects of issuers in which the Fund invests through its Underlying Funds. Because equity and fixed income investments can move in different directions or to different degrees, fixed income investments may counteract some of the volatility experienced by equity holdings, but the diminished risk that may accompany this investment approach also may result in lower returns.

These factors can affect each Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

Emerging Markets Currency Fund	Year Ended December 31, 2011		Year Ended December 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	8,042,498	$54,934,875	6,566,758	$44,499,819
Converted from Class B*	49,173	329,946	47,734	321,296
Reinvestment of distributions	406,470	2,743,393	594,344	3,973,169
Shares reacquired	(10,063,478)	(66,321,610)	(8,912,116)	(59,781,744)
Decrease	(1,565,337)	$(8,313,396)	(1,703,280)	$(10,987,460)

Notes to Financial Statements (continued)

Emerging Markets Currency Fund	Year Ended December 31, 2011		Year Ended December 31, 2010
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	54,439	$374,013	60,033	$408,491
Reinvestment of distributions	6,305	42,818	17,198	115,437
Shares reacquired	(138,481)	(944,167)	(208,818)	(1,405,725)
Converted to Class A*	(48,945)	(329,946)	(47,515)	(321,296)
Decrease	(126,682)	$(857,282)	(179,102)	$(1,203,093)

Class C Shares
Shares sold	2,997,946	$20,772,720	2,134,426	$14,509,471
Reinvestment of distributions	89,235	605,405	107,336	721,292
Shares reacquired	(2,227,080)	(14,750,988)	(1,274,574)	(8,651,113)
Increase	860,101	$6,627,137	967,188	$6,579,650

Class F Shares
Shares sold	15,480,091	$105,393,750	15,142,311	$102,132,204
Reinvestment of distributions	238,973	1,605,297	206,507	1,381,209
Shares reacquired	(12,288,261)	(80,218,894)	(9,937,218)	(66,098,586)
Increase	3,430,803	$26,780,153	5,411,600	$37,414,827

Class I Shares
Shares sold	10,250,596	$66,097,561	7,816,703	$52,460,142
Reinvestment of distributions	436,631	2,928,856	586,121	3,911,634
Shares reacquired	(3,000,823)	(20,128,580)	(706,923)	(4,742,905)
Increase	7,686,404	$48,897,837	7,695,901	$51,628,871

Class P Shares
Shares sold	–	$–	3,536	$23,731
Reinvestment of distributions	128	863	80	534
Shares reacquired	(3,359)	(20,941)	(1,221)	(8,256)
Increase (decrease)	(3,231)	$(20,078)	2,395	$16,009

Class R2 Shares
Shares sold	48,682	$333,963	7,454	$50,087
Reinvestment of distributions	47	320	83	558
Shares reacquired	(23,632)	(156,078)	(609)	(3,974)
Increase	25,097	$178,205	6,928	$46,671

Class R3 Shares
Shares sold	85,804	$580,876	116,194	$787,481
Reinvestment of distributions	1,436	9,622	1,771	11,829
Shares reacquired	(68,613)	(473,861)	(84,924)	(577,533)
Increase	18,627	$116,637	33,041	$221,777
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (continued)

Global Allocation Fund	Year Ended December 31, 2011		Year Ended December 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,141,147	$35,841,205	3,467,075	$37,037,293
Converted from Class B*	100,996	1,123,609	79,770	846,262
Reinvestment of distributions	309,788	3,371,367	249,943	2,678,411
Shares reacquired	(2,432,427)	(27,168,071)	(2,315,635)	(24,460,274)
Increase	1,119,504	$13,168,110	1,481,153	$16,101,692

Class B Shares
Shares sold	95,196	$997,594	343,477	$3,411,858
Reinvestment of distributions	23,867	241,953	26,945	269,525
Shares reacquired	(217,119)	(2,269,523)	(294,926)	(2,912,260)
Converted to Class A*	(109,212)	(1,123,609)	(85,959)	(846,262)
Decrease	(207,268)	$(2,153,585)	(10,463)	$(77,139)

Class C Shares
Shares sold	996,301	$10,477,099	1,259,557	$12,551,632
Reinvestment of distributions	66,860	675,333	53,598	538,259
Shares reacquired	(744,587)	(7,698,624)	(673,674)	(6,658,784)
Increase	318,574	$3,453,808	639,481	$6,431,107

Class F Shares
Shares sold	244,564	$2,732,678	211,385	$2,247,733
Reinvestment of distributions	6,415	69,102	1,874	20,335
Shares reacquired	(141,974)	(1,526,669)	(76,231)	(811,751)
Increase	109,005	$1,275,111	137,028	$1,456,317

Class I Shares
Shares sold	728,207	$8,677,626	643,481	$6,255,937
Reinvestment of distributions	33,621	359,884	14,323	158,272
Shares reacquired	(137,434)	(1,625,116)	(19,571)	(206,081)
Increase	624,394	$7,412,394	638,233	$6,208,128

Class R2 Shares
Shares sold	7,432	$77,958	– (a)	$1
Reinvestment of distributions	94	993	26	279
Shares reacquired	(1)	(6)	–	–
Increase	7,525	$78,945	26	$280

Class R3 Shares
Shares sold	186,035	$2,134,497	199,141	$2,109,105
Reinvestment of distributions	8,651	94,324	4,174	45,306
Shares reacquired	(67,026)	(764,155)	(18,095)	(192,237)
Increase	127,660	$1,464,666	185,220	$1,962,174
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

(a)	Value is less than 1 share.

Notes to Financial Statements (concluded)

12.     RECENT ACCOUNTING STANDARD

The Financial Accounting Standards Board issued amended guidance to improve disclosure of fair value measurements. Fair value measurements categorized as Level 3 will require quantitative information with respect to unobservable inputs and assumptions used, a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs, and enhanced disclosure of valuation policies and procedures. In addition, quantitative and qualitative disclosure will be required for all transfers in and out of Level 1 and Level 2. The amended guidance is effective for fiscal years beginning after December 15, 2011, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Lord Abbett Global Fund, Inc. and the Shareholders of the Lord Abbett Emerging Markets Currency Fund and Lord Abbett Global Allocation Fund:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Lord Abbett Global Fund, Inc. comprising Lord Abbett Emerging Markets Currency Fund (formerly, Lord Abbett Developing Local Markets Fund) and Lord Abbett Global Allocation Fund (the “Funds”), as of December 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian, transfer agent and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2011, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

New York, New York

February 27, 2012

Investments in Underlying Funds (unaudited)

Global Allocation Fund invests in Underlying Funds managed by Lord Abbett. As of December 31, 2011, Global Allocation Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Affiliated Fund, Inc. – Class I	5.69%
Lord Abbett Research Fund, Inc. – Classic Stock Fund – Class I	4.61%
Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund) – Class I	16.00%
Lord Abbett Research Fund, Inc. – Growth Opportunities Fund – Class I	4.71%
Lord Abbett Investment Trust – High Yield Fund – Class I	14.64%
Lord Abbett Securities Trust – International Core Equity Fund – Class I	1.77%
Lord Abbett Securities Trust – International Dividend Income Fund – Class I	35.55%
Lord Abbett Securities Trust – International Opportunities Fund – Class I	3.67%
Lord Abbett Mid-Cap Value Fund, Inc. – Class I	13.36%

The Ten Largest Holdings and the Holdings by Sector, as of December 31, 2011, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Affiliated Fund, Inc.

Ten Largest Holdings	% of Investments
Chevron Corp.	3.78%
Pfizer, Inc.	3.37%
Wells Fargo & Co.	3.29%
JPMorgan Chase & Co.	2.95%
AT&T, Inc.	2.46%
General Electric Co.	2.14%
Walt Disney Co. (The)	1.91%
Johnson & Johnson	1.90%
Goldman Sachs Group, Inc. (The)	1.84%
UnitedHealth Group, Inc.	1.81%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	11.64%
Consumer Staples	7.73%
Energy	15.54%
Financials	21.90%
Health Care	12.89%
Industrials	8.52%
Information Technology	8.11%
Materials	6.18%
Telecommunication Services	4.76%
Utilities	2.73%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Classic Stock Fund

Ten Largest Holdings	% of Investments
Apple, Inc.	4.85%
Google, Inc. Class A	2.55%
Pfizer, Inc.	2.17%
Exxon Mobil Corp.	2.15%
Union Pacific Corp.	2.14%
Johnson & Johnson	2.14%
Procter & Gamble Co. (The)	1.94%
QUALCOMM, Inc.	1.93%
Chevron Corp.	1.61%
Microsoft Corp.	1.53%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.24%
Consumer Staples	8.35%
Energy	12.45%
Financials	13.56%
Health Care	11.27%
Industrials	12.13%
Information Technology	19.77%
Materials	6.83%
Telecommunication Services	2.99%
Utilities	1.54%
Short-Term Investment	0.87%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Global Fund, Inc. – Emerging Markets Currency Fund (formerly, Developing Local Markets Fund)

Ten Largest Holdings	% of Investments
Turkey Government Bond, Zero Coupon, 1/25/2012	4.32%
Poland Government Bond, Zero Coupon, 1/25/2012	3.67%
Federal Home Loan Mortgage Corp., 0.625%, 12/29/2014	2.14%
Hungary Treasury Bills, Zero Coupon, 5/2/2012	1.90%
Federal National Mortgage Assoc., 5.00%, 3/15/2016	1.52%
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 7.625%, 5/15/2016	1.14%
Historic TW, Inc., 9.125%, 1/15/2013	1.10%
Federal National Mortgage Assoc., 5.50%, 11/1/2034	1.00%
Allied Waste North America, Inc., 6.875%, 6/1/2017	0.99%
Western Union Co. (The), 1.114%, 3/7/2013	0.99%

Holdings by Sector*	% of Investments
Asset-Backed	14.77%
Automotive	0.12%
Banking	5.58%
Basic Industry	2.73%
Capital Goods	0.77%
Consumer Cyclical	1.55%
Consumer Non-Cyclical	1.65%
Energy	7.66%
Financial Services	1.60%
Foreign Government	10.74%
Health Care	2.33%
Insurance	1.25%
Media	2.70%
Mortgage-Backed	35.66%
Real Estate	2.80%
Services	2.49%
Technology & Electronics	3.81%
Telecommunications	0.74%
Utility	1.05%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Growth Opportunities Fund

Ten Largest Holdings	% of Investments
Agilent Technologies, Inc.	2.00%
Affiliated Managers Group, Inc.	1.94%
Rockwell Automation, Inc.	1.93%
Flowserve Corp.	1.86%
Starwood Hotels & Resorts Worldwide, Inc.	1.75%
Kansas City Southern	1.74%
Macy’s, Inc.	1.72%
Citrix Systems, Inc.	1.72%
Intuitive Surgical, Inc.	1.66%
Continental Resources, Inc.	1.61%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	21.10%
Consumer Staples	1.58%
Energy	13.46%
Financials	6.20%
Health Care	10.10%
Industrials	16.89%
Information Technology	21.44%
Materials	8.92%
Short-Term Investment	0.31%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Investment Trust – High Yield Fund

Ten Largest Holdings	% of Investments
Ford Motor Credit Co. LLC, 12.00%, 5/15/2015	1.02%
OGX Petroleo e Gas Participacoes SA, 8.50%, 6/1/2018	1.02%
First Niagara Financial Group, Inc., 7.25%, 12/15/2021	0.70%
AMC Networks, Inc., 7.75%, 7/15/2021	0.70%
El Paso Corp., 8.05%, 10/15/2030	0.70%
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 10.625%, 4/1/2017	0.67%
Pacific Rubiales Energy Corp., 7.25%, 12/12/2021	0.66%
HCA, Inc., 7.875%, 2/15/2020	0.62%
International Lease Finance Corp., 8.75%, 3/15/2017	0.60%
Sprint Nextel Corp., 9.00%, 11/15/2018	0.58%

Holdings by Sector*	% of Investments
Agency	0.00%	**
Automotive	6.07%
Banking	2.28%
Basic Industry	10.94%
Capital Goods	5.70%
Consumer Cyclical	7.97%
Consumer Non-Cyclical	4.45%
Energy	13.42%
Financial Services	5.73%
Foreign Government	0.78%
Healthcare	4.16%
Insurance	0.67%
Media	6.76%
Real Estate	0.36%
Services	13.68%
Technology & Electronics	4.92%
Telecommunications	7.04%
Utility	4.39%
Short-Term Investment	0.68%
Total	100.00%

*	A sector may comprise several industries.
**	Amount is less than .01%.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Core Equity Fund

Ten Largest Holdings	% of Investments
Tullow Oil plc	2.42%
Vodafone Group plc	2.09%
Anheuser-Busch InBev NV	2.05%
Honda Motor Co., Ltd.	1.94%
Yamana Gold, Inc.	1.89%
East Japan Railway Co.	1.88%
Nippon Telegraph & Telephone Corp.	1.85%
GlaxoSmithKline plc ADR	1.77%
Telenor ASA	1.74%
Fresenius SE & Co. KGaA	1.71%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.72%
Consumer Staples	12.68%
Energy	7.91%
Financials	19.56%
Health Care	9.27%
Industrials	11.46%
Information Technology	5.29%
Materials	7.82%
Telecommunication Services	7.33%
Utilities	6.00%
Short-Term Investment	3.96%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Dividend Income Fund

Ten Largest Holdings	% of Investments
Seven West Media Ltd.	2.24%
E. On AG	2.19%
Vodafone Group plc	2.12%
Spark Infrastructure Group	1.93%
Tele2 AB B Shares	1.82%
Telstra Corp., Ltd.	1.77%
Nippon Telegraph & Telephone Corp.	1.76%
Telenor ASA	1.75%
Telefonica Brasil SA ADR	1.69%
KT&G Corp.	1.68%

Investments in Underlying Funds (unaudited)(continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	7.54%
Consumer Staples	10.63%
Energy	8.56%
Financials	20.17%
Health Care	5.56%
Industrials	7.59%
Information Technology	3.99%
Materials	1.62%
Telecommunication Services	18.38%
Utilities	13.97%
Short-Term Investment	1.99%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Intrum Justitia AB	2.82%
Gemalto NV	2.05%
FP Corp.	2.05%
Don Quijote Co., Ltd.	1.84%
Capcom Co., Ltd.	1.71%
MTU Aero Engines Holding AG	1.70%
Incitec Pivot Ltd.	1.65%
Park24 Co., Ltd.	1.59%
easyJet plc	1.55%
Elia System Operator SA/NV	1.53%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.89%
Consumer Staples	11.48%
Energy	6.90%
Financials	10.64%
Health Care	3.44%
Industrials	23.73%
Information Technology	11.13%
Materials	9.73%
Telecommunication Services	0.78%
Utilities	2.67%
Short-Term Investment	2.61%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Mid-Cap Value Fund, Inc.

Ten Largest Holdings	% of Investments
Interpublic Group of Cos., Inc. (The)	2.51%
Mylan, Inc.	2.21%
EQT Corp.	2.16%
Bunge Ltd.	2.06%
Omnicom Group, Inc.	1.96%
Fiserv, Inc.	1.67%
Macy’s, Inc.	1.61%
Lazard Ltd. Class A	1.60%
Reliance Steel & Aluminum Co.	1.50%
Republic Services, Inc.	1.48%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.19%
Consumer Staples	3.75%
Energy	11.90%
Financials	16.39%
Health Care	9.09%
Industrials	15.65%
Information Technology	9.18%
Materials	11.51%
Telecommunication Services	1.11%
Utilities	3.68%
Short-Term Investment	4.55%
Total	100.00%

*	A sector may comprise several industries.

Basic Information About Management

The Board of Directors (the “Board”) is responsible for the management of the business and affairs of the Company in accordance with the laws of the State of Maryland. The Board appoints officers who are responsible for the day-to-day operations of the Company and who execute policies authorized by the Board. The Board also approves an investment adviser to the Company and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Company’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Company’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Funds.

Interested Directors

The following Directors are associated with Lord Abbett and are “interested persons” of the Company as defined in the Act (as Mr. Dow is the Senior Partner of Lord Abbett and Ms. Foster is the Managing Partner of Lord Abbett). Mr. Dow and Ms. Foster are officers and directors of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Robert S. Dow Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1945)	Director since 1995 and Chairman since 1996

Principal Occupation: Senior Partner of Lord Abbett (since 2007) and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Other Directorships: None.

Daria L. Foster Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006	Principal Occupation: Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors or trustees of each of the 13 Lord Abbett-sponsored funds, which consist of 57 portfolios or series.

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

E. Thayer Bigelow Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1941)	Director since 1994

Principal Occupation: Managing General Partner, Bigelow Media, LLC (since 2000); Senior Adviser, Time Warner Inc. (1998 - 2000).

Other Directorships: Currently serves as director of Crane Co. (since 1984) and Huttig Building Products Inc. (since 1998). Previously served as a director of R.H. Donnelley Inc. (2009 - 2010) and Adelphia Communications Inc. (2003 - 2007).

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Company	Principal Occupation and Other Directorships During the Past Five Years

Robert B. Calhoun, Jr. Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1942)	Director since 1998

Principal Occupation: Senior Advisor of Monitor Clipper Partners, a private equity investment fund (since 1997); President of Clipper Asset Management Corp. (1991 - 2009).

Other Directorships: Previously served as a director of Interstate Bakeries Corp. (1991 - 2008).

Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004 - 2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of WellPoint, Inc., a health benefits company (since 1994). Previously served as a director of Resources Connection, Inc., a consulting firm (2004 - 2007).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as a director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009) and as a director of Molson Coors Brewing Company (since 2002).

Thomas J. Neff Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1937)	Director since 1988

Principal Occupation: Chairman of Spencer Stuart (U.S.), an executive search consulting firm (since 1996).

Other Directorships: Currently serves as director of Ace, Ltd. (since 1997). Previously served as a director of Hewitt Associates, Inc. (2004 - 2010).

James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006

Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990).

Other Directorships: Currently serves as director of Crane Co. (since 1998). Previously served as a director of ViaCell, Inc. (2003 - 2007).

Basic Information About Management (continued)

Officers

None of the officers listed below have received compensation from the Company. All of the officers of the Company also may be officers of the other Lord Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett.

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Robert S. Dow (1945)	Chief Executive Officer and Chairman	Elected in 1996	Senior Partner of Lord Abbett (since 2007), and was formerly Managing Partner (1996 - 2007) and Chief Investment Officer (1995 - 2007), joined Lord Abbett in 1972.

Daria L. Foster (1954)	President	Elected in 2006	Managing Partner of Lord Abbett (since 2007), and was formerly Director of Marketing and Client Service, joined Lord Abbett in 1990.

Robert I. Gerber (1954)	Executive Vice President	Elected in 2001	Partner and Chief Investment Officer (since 2007), joined Lord Abbett in 1997 as Director of Taxable Fixed Income Management.

Robert A. Lee	Executive Vice President	Elected in 2008	Partner and Director, joined Lord Abbett in 1997.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2011	Partner and Portfolio Manager, joined Lord Abbett in 2004.

Harold E. Sharon (1960)	Executive Vice President	Elected in 2003	Partner and Director, joined Lord Abbett in 2003.

Stacy P. Allen (1967)	Vice President	Elected in 2009	Partner and Chief Administrative Officer, joined Lord Abbett in 2003.

James W. Bernaiche (1956)	Chief Compliance Officer	Elected in 2004	Partner and Chief Compliance Officer, joined Lord Abbett in 2001.

Joan A. Binstock (1954)	Chief Financial Officer and Vice President	Elected in 1999	Partner and Chief Operations Officer, joined Lord Abbett in 1999.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Deputy General Counsel, joined Lord Abbett in 2004.

Basic Information About Management (continued)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

David J. Linsen (1974)	Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 2001.

Steven M. Lipper (1961)	Vice President	Elected in 2011	Director, Product Management, joined Lord Abbett in 2004.

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Thomas R. Phillips (1960)	Vice President and Assistant Secretary	Elected in 2008	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

Walter H. Prahl (1958)	Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 1997.

David B. Ritt (1976)	Vice President	Elected in 2009	Portfolio Manager, joined Lord Abbett in 2006.

Frederick J. Ruvkun (1957)	Vice President	Elected in 2011	Partner and Director, joined Lord Abbett in 2006.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007 and was formerly an Executive Vice President and the General Counsel at Cohen & Steers Capital Management, Inc. (1999 - 2007).

Leah G. Traub (1979)	Vice President	Elected in 2009	Director of Currency Management, joined Lord Abbett in 2007 and was formerly a Research Economist at Princeton Economics Group (2006 - 2007) and Research Assistant and Lecturer at Rutgers University (2003 - 2007).

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Company	Length of Service of Current Position	Principal Occupation During the Past Five Years

Kewjin Yuoh (1971)	Vice President	Elected in 2011	Portfolio Manager, joined Lord Abbett in 2010 and was formerly a Senior Vice President–Director of Fundamental Research and Senior Portfolio at Alliance Bernstein, LLP (2003 - 2010).

Bernard J. Grzelak (1971)	Treasurer	Elected in 2003	Partner and Director of Fund Administration, joined Lord Abbett in 2003.

Please call 888-522-2388 for a copy of the statement of additional information (“SAI”), which contains further information about the Company’s Directors. It is available free upon request.

Approval of Advisory Contracts

At a meeting held on December 14 and 15, 2011, the Board of Directors (the “Board”), including all of the Directors who are not interested persons of the Company or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreement between each Fund and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, including information about the investment performance of each of the Funds compared to the performance of its benchmark, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, the result of the examination of the portfolio management teams by members of the Contract Committee during the year, the deliberations of the Contract Committee on December 14 and 15, 2011, and the discussions between the Contract Committee and Lord Abbett’s management on December 15, 2011.

The materials received by the Board as to each Fund included, but were not limited to: (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate benchmark; (2) information on the expense ratios, contractual and effective management fee rates, and other expense components for the Fund and similar funds (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally.    The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance.    The Board reviewed each Fund’s investment performance in relation to that of one or more performance universes, in each case as of various periods ended August 31, 2011.

As to Emerging Markets Currency Fund, the Board noted that in June 2007 the Fund changed its investment objective from seeking high current income consistent with reasonable risk, with capital appreciation as a secondary consideration, to seeking high total return, and changed its principal investment strategy from investing primarily in high-quality and investment grade debt securities of domestic and foreign companies to investing primarily in currencies of, and in fixed income instruments denominated in currencies of, emerging markets. The Board noted that these changes had resulted in Lipper changing the classification of the Fund from global income to emerging markets debt, but also noted that the investment objective and strategy of the Fund differed from those of most funds in the Lipper classification, so that the performance and expense comparisons were of limited value. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of the performance universe for the eight-month period and the second quintile of its performance universe for the one-year, three-year, five-year, and ten-year periods. The Board also observed that there was no Lipper index for the currency objective.

As to Global Allocation Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of the performance universe for the eight-month and ten-year periods, the fourth quintile for the one-year period, and the first quintile for the three-year and five-year periods. The Board also observed that the investment performance was higher than that of the Lipper Global Large-Cap Core Index for the three-year, five-year and ten-year periods and lower than that of the Index for the eight-month and one-year periods.

Lord Abbett’s Personnel and Methods.    The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board also that Lord Abbett had made changes to the management of the Emerging Markets Currency Fund in 2009, naming Ms. Leah Traub as portfolio manager and that the Global Allocation Fund recently implemented certain changes to its strategy and Lord Abbett had named Robert Gerber as the Fund’s portfolio manager. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services.    The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses.    The Board considered the expense level of each class of shares of each Fund and the expense levels of one or more corresponding peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that the fiscal years of many funds in each Fund’s peer group did not coincide with the Fund’s fiscal year. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Emerging Markets Currency Fund, the Board observed that for the fiscal year ended December 31, 2010 the contractual management and administrative services fees, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, were approximately twenty-one basis points below the median of the peer group and the actual management and administrative services fees were approximately fourteen basis points below the median of the peer group. The Board observed that for the fiscal year ended December 31, 2010 the total expense ratio of Class A was approximately six basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately sixteen basis points below the median of the peer group, the total expense ratio of Class F was approximately seventeen basis points below the median of the peer group, the total expense ratio of Class I was approximately ten basis points below the median of the peer group, the total expense ratio of Class P was approximately the same as the median of the peer group, the total expense ratio of Class R2 was approximately fifteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group. The Board also noted that the Class A expense ratio did not reflect a recent reduction in the Rule 12b-1 fee rate. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to Global Allocation Fund, the Board considered the management fee and the total expenses of the Fund in comparison to two peer groups, the first consisting of funds of funds classified as actively managed global large-cap core funds and the second consisting of global large-cap core funds that are not funds of funds. The Board observed that, like other funds in the first peer group, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. As to the first peer group, the Board observed that the contractual management fee, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, was approximately thirteen basis points above the median of the peer group and the actual management fee was approximately the same as the median of the peer group. As to the second peer group, the Board observed that the contractual management fee, when calculated as a percentage of a hypothetical common asset level that approximated the Fund’s average net assets, was approximately sixty-six basis points below the median of the peer group and the actual management fee was approximately seventy-seven basis points below the median of the peer group. The Board observed that, taking into account the indirect expenses, for the fiscal year ended December 31, 2010, the total expense ratio of Class A was approximately fifty basis points below the median of the first peer group, the total expense ratios of Class B and Class C were approximately fifty-five basis points below the median of the first peer group, the total expense ratio of Class F was approximately the same as the median of the first peer group, and the total expense ratio of Class I was approximately forty-three basis points below the median of the first peer group. The Board also noted that there were only a limited number of substantially similar funds with Class R2 or R3 shares or an equivalent class of shares, so Lipper had not provided an expense group comparison for those classes. As to the second peer group, the Board observed that, taking into account indirect expenses, the total expense ratio of Class A was approximately twenty-eight basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately thirty-nine basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-one basis points below the median of the peer group, the total expense ratio of Class I was approximately nineteen basis points below the median of the peer group, the total expense ratio of Class R2 was approximately sixty-four basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately nineteen basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had been operational for Class R2 for only a portion of the fiscal year and that had it been operational for the entire fiscal year the expense ratio of Class R2 would have been approximately fifty-five basis points higher. The Board noted that effective September 26, 2011 the Fund and Lord Abbett had entered into a management fee waiver agreement waiving twenty basis points of its management fee and that Lord Abbett intended to enter into a new management fee waiver agreement through April 30, 2013, under which it would continue to waive twenty basis points of its management fee. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

Profitability.    As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of each Fund, including the fee Lord Abbett receives from the Fund for providing administrative services to the Fund, and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to each Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to each Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2011 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale.    As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing management fee schedule, with its breakpoint(s) in the level of the management fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett.    As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives Rule12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the Rule12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. The Board observed that, in addition, Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements.    As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation of the management agreements.

Householding

The Company has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

57.55% of the ordinary income distributions paid by the Global Allocation Fund during 2011 is qualified dividend income. For corporate shareholders, 6.35% of the Global Allocation Fund’s ordinary income distributions qualified for the dividends received deduction.

The Global Allocation Fund intends to pass through foreign source income of $2,797,528 and foreign taxes of $301,189.

For foreign shareholders 94.21% of the ordinary income distributions paid by the Emerging Markets Currency Fund represents interest-related dividends.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Global Fund, Inc.

Lord Abbett Emerging Markets Currency Fund

Lord Abbett Global Allocation Fund

LAGF-2-1211

(2/12)

Item 2:	Code of Ethics.

(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2011 (the “Period”).

(b)	Not applicable.

(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

(e)	Not applicable.

(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics. The Registrant will provide a copy of the Code of Ethics to any person without charge, upon request. To obtain a copy, please call Lord Abbett at 888-522-2388.

Item 3:	Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: E. Thayer Bigelow, Robert B. Calhoun Jr., and James L.L. Tullis. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:	Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2011 and 2010 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2011	2010
Audit Fees {a}	$71,500	$68,000
Audit-Related Fees	- 0 -	- 0 -

Total audit and audit-related fees	71,000	68,000

Tax Fees {b}	17,764	17,245
All Other Fees	- 0 -	- 0 -

Total Fees	$89,264	$85,245

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2011 and 2010 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•

any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2011 and 2010 were:

	Fiscal year ended:
	2011	2010
All Other Fees {a}	$172,220	$171,360

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SAS 70 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2011 and 2010 were:

	Fiscal year ended:
	2011	2010
All Other Fees	$ - 0 -	$ - 0 -

(h) The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to
Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT GLOBAL FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 23, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: February 23, 2012

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 23, 2012